Spartan®

California Municipal
Funds

and

Fidelity ®
California Municipal
Money Market Fund

Semiannual Report

August 31, 2001

(fidelity_logo)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies
Spartan California Municipal Income Fund
	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Spartan California Municipal Money Market Fund
	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity California Municipal Money Market Fund
	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the Financial Statements
Proxy Voting Results	<Click Here>

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(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Bleak economic news during the summer led to nearly across-the-board weakness in stock prices, which pulled several major equity indexes near or below their April 2001 lows. Through August 31, nearly every major sector of the market - from technology to financial services - had a negative year-to-date return. Fixed-income investments provided a cushion from the equity fallout, with most bond categories returning 6% to 9% so far this year.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Spartan California Municipal Income Fund

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past five year and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended August 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Spartan® CA Municipal Income	4.72%	9.47%	41.50%	97.86%
LB California Municipal Bond	4.89%	9.69%	41.91%	n/a*
California Municipal Debt Funds Average	4.65%	9.19%	35.46%	91.48%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers California Municipal Bond Index - a market value-weighted index of California investment-grade municipal bonds with maturities of at least one year or more. To measure how the fund's performance stacked up against its peers, you can compare it to the California municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 107 mutual funds. These benchmarks include reinvested dividends and capital gains, if any.

Average Annual Total Returns

Periods ended August 31, 2001	Past 1 year	Past 5 years	Past 10 years
Spartan CA Municipal Income	9.47%	7.19%	7.06%
LB California Municipal Bond	9.69%	7.25%	n/a*
California Municipal Debt Funds Average	9.19%	6.24%	6.67%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Semiannual Report

Spartan California Municipal Income Fund
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Spartan California Municipal Income Fund on August 31, 1991. As the chart shows, by August 31, 2001, the value of the investment would have grown to $19,786 - a 97.86% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $20,085 - a 100.85% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

Semiannual Report

Spartan California Municipal Income Fund
Performance - continued

Total Return Components

	Six months ended August 31,	Year ended February 28,	Year ended February 29,	Years ended February 28,
	2001	2001	2000	1999	1998	1997
Dividend returns	2.37%	5.22%	4.46%	4.73%	5.23%	5.37%
Capital returns	2.35%	7.20%	-6.74%	1.27%	4.66%	0.79%
Total returns	4.72%	12.42%	-2.28%	6.00%	9.89%	6.16%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended August 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.65¢	28.31¢	56.44¢
Annualized dividend rate	4.38%	4.56%	4.61%
30-day annualized yield	3.74%	-	-
30-day annualized tax-equivalent yield	6.39%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $12.50 over the past one month, $12.32 over the past six months and $12.25 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 41.50% combined effective federal and state income tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.

Semiannual Report

Spartan California Municipal Income Fund

Fund Talk: The Manager's Overview

Market Recap

A two percentage point reduction in the fed funds target rate, abundant new issuance met by firm demand and generally steady tax-free returns paced the overall municipal bond market during the six-month period ending August 31, 2001. In that time, municipal bonds - as measured by the Lehman Brothers Municipal Bond Index - had a positive return in five of the past six months. For the overall period, the Lehman Brothers muni bond index, which measures the performance of approximately 40,000 investment-grade, fixed-rate, tax-exempt bonds, gained 4.75%. In response to the significant weakness in corporate profitability and subsequent volatility in U.S. equity markets, the Federal Reserve Board slashed key short-term interest rates seven times so far this year, lowering the fed funds target rate - the rate banks charge each other for overnight loans - from 6.50% at the outset of 2001 to 3.50% by the end of August, its lowest level since 1994. While the Fed's efforts had little initial effect in restoring order to the economy, municipal bond investors reacted favorably to the news. In fact, in a relatively uncommon occurrence, municipal bonds had a higher absolute return than the overall taxable bond market during the past six months. The Lehman Brothers Aggregate Bond Index - a commonly used benchmark of taxable bond performance - gained 4.51% during this time.

(Portfolio Manager photograph)
An interview with Christine Thompson, Portfolio Manager of Spartan California Municipal Income Fund

Q. How did the fund perform, Christine?

A. For the six-month period that ended August 31, 2001, the fund had a total return of 4.72%. To get a sense of how the fund did relative to its competitors, the California municipal debt funds average returned 4.65% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers California Municipal Bond Index, which tracks the types of securities in which the fund invests, returned 4.89%. For the 12-month period that ended August 31, 2001, the fund had a total return of 9.47%. In comparison, the California municipal debt funds average returned 9.19% and the Lehman Brothers index returned 9.69% for the same 12-month period.

Q. What was behind the fund's performance?

A. Falling interest rates provided a boost for the California municipal bond market and were the primary contributor to the fund's returns during the past six months. The Federal Reserve Board cut interest rates five times from March through August. Those actions, coupled with three cuts earlier in the year, brought short-term interest rates to their lowest level since 1994. As interest rates declined, bond yields generally fell and most bond prices - which move in the opposite direction of yields - rose. The fund's modest performance advantage relative to its peers during this period was due in part to the fact that I kept its overall interest-rate sensitivity in line with that of the market as a whole, while focusing on valuation opportunities within the California municipal market.

Semiannual Report

Spartan California Municipal Income Fund
Fund Talk: The Manager's Overview - continued

Q. Why was interest-rate sensitivity such an important factor?

A. There was a fair amount of interest-rate volatility during the period, making it somewhat perilous to have too much or too little sensitivity at the wrong time. At Fidelity, our approach is to emphasize attractively valued securities across the maturity spectrum rather than speculate over the direction of interest rates. Although this approach occasionally may cause less favorable short-term performance comparisons, it has produced competitive long-term results.

Q. Given some of the problems California has faced recently - particularly the slowdown of its economy - did you make any significant changes to the fund's investments?

A. Not really, since I already had positioned the fund anticipating economic weakness. I maintained the fund's relatively high credit quality, with about 91% of its investments in bonds rated A or higher by Moody's Investors Service or Standard & Poor's® at the end of the period. In addition, approximately one-third of the fund's investments were insured, meaning their principal and interest payments - but not their prices - are guaranteed by a municipal bond insurer. My emphasis on these investment-grade and insured bonds reflected that, for the most part, I didn't feel lower-quality bonds offered enough incentive in the form of additional yield for their increased risk, especially given the potential for the economy to weaken further.

Q. Which sectors of the California municipal market did you emphasize?

A. I continued to tilt the fund away from economically sensitive sectors - such as general obligation bonds - and into groups involved with providing essential services. State and local general obligation bonds made up roughly one-third of the California municipal market, but only 24.1% of the fund's investments at the end of the period. Bonds issued by providers of essential services - such as water authorities, sewer departments and transportation systems - generate revenues through fees, which tend to be more stable in a slow economy. In contrast, general obligation bonds are backed by economically sensitive sales, income and other taxes.

Q. What's your outlook for the California municipal bond market?

A. The events that took place on September 11, 2001, shortly after the close of the period, make it extremely difficult to predict the market's short-term reaction and how the events will affect the U.S. economy over the longer term. What can be said is that supply and demand will be a dominant factor influencing the California municipal bond market's performance over the near term. Supply is expected to increase when the state issues billions of dollars of debt intended to alleviate problems associated with its power situation. Demand will depend on the asset allocation decisions of individuals and institutions, although the demand for high-quality California bonds has been strong during most of the past year. That said, interest rates also will be a key driver of municipal bond performance.

Semiannual Report

Spartan California Municipal Income Fund
Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income, exempt from federal and California personal income tax

Fund number: 091

Trading symbol: FCTFX

Start date: July 7, 1984

Size: as of August 31, 2001, more than $1.6 billion

Manager: Christine Thompson, since 1998; manager, various Fidelity and Spartan municipal income funds; joined Fidelity in 1985

Christine Thompson on the importance of diversifying the fund over the regions that make up California:

"California's economy - which is the world's fifth largest stand-alone economy - is made up of several geographic regions. Each is driven by unique factors. For example, the Silicon Valley/Bay area region is driven by the technology and financial services sectors. The Los Angeles area's economy depends in large measure on the health of the entertainment and high-tech industries. Sacramento, the state's capital, mainly is dependent on government activity. Drawing on the research of our team of municipal bond analysts, I evaluate the potential performance of various issuers based in part on which region of the state they are located in and the relative strength or weakness of that region's economy."

Semiannual Report

Spartan California Municipal Income Fund

Investment Changes

Top Five Sectors as of August 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	24.1	22.8
Transportation	13.5	12.1
Electric Utilities	11.0	13.4
Special Tax	10.5	12.0
Escrowed/Pre-Refunded	9.9	10.5
Average Years to Maturity as of August 31, 2001
		6 months ago
Years	14.0	14.5
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of August 31, 2001
6 months ago
Years	6.7	7.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (Moody's Ratings)
As of August 31, 2001	As of February 28, 2001
Aaa 60.1%	Aaa 59.0%
Aa, A 31.0%	Aa, A 29.3%
Baa 8.3%	Baa 9.1%
Not Rated 0.6%	Not Rated 0.2%
Short-term Investments 0.0%	Short-term Investments 2.4%

Where Moody's ratings are not available, we have used S&P ® ratings. Amounts shown are as a percentage of the fund's investments.

Semiannual Report

Spartan California Municipal Income Fund

Investments August 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.2%
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - 95.6%
Alameda Corridor Trans. Auth. Rev. Series A:
4.75% 10/1/25 (MBIA Insured)	Aaa	$ 5,000	$ 4,916
5.25% 10/1/21 (MBIA Insured)	Aaa	7,575	7,973
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) 5.7% 12/1/14 (MBIA Insured) (Pre-Refunded to 12/1/03 @ 102) (e)	Aaa	2,000	2,183
Series A:
5.375% 12/1/12 (MBIA Insured)	Aaa	3,500	3,928
5.375% 12/1/13 (MBIA Insured)	Aaa	3,500	3,904
5.375% 12/1/14 (MBIA Insured)	Aaa	3,035	3,366
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impts. Proj.) Series 1997 A, 6% 9/1/24 (FSA Insured)	Aaa	1,000	1,180
Bay Area Toll Auth. Toll Bridge Rev. (San Francisco Bay Area Proj.) Series 2001 D:
5% 4/1/08	Aa3	700	766
5% 4/1/09	Aa3	1,000	1,093
5% 4/1/10	Aa3	1,640	1,791
5.5% 4/1/11	Aa3	1,000	1,132
Buena Park Cmnty. Redev. Agcy. Tax Allocation (Central Bus. District Proj.) Series A, 7.1% 9/1/14	BBB+	3,500	3,688
Burbank Redev. Agy.:
(City Ctr. Redev. Proj.) Series A, 5% 12/1/15 (FSA Insured)	Aaa	4,000	4,087
(Golden State Redev. Proj.) Series A, 5.75% 12/1/08	Baa1	4,655	4,971
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	Aaa	2,150	1,495
0% 8/1/12 (AMBAC Insured)	Aaa	2,800	1,757
California Dept. of Wtr. Resources Central Valley Proj. Rev. (Wtr. Sys. Proj.):
Series J1, 7% 12/1/12	Aa2	1,000	1,266
Series S, 5% 12/1/19	Aa2	3,160	3,243
California Edl. Facilities Auth. Rev.:
(California Student Ln. Prog.) Series A, 6% 3/1/16 (MBIA Insured) (d)	Aaa	4,900	5,232
(Chapman Univ. Proj.) 5.375% 10/1/16 (AMBAC Insured)	AAA	2,000	2,136
(Claremont McKenna College Proj.) 5% 11/1/29	Aa1	5,000	5,013
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
(Loyola Marymount Univ. Proj.) 0% 10/1/07 (MBIA Insured)	Aaa	$ 3,545	$ 2,901
(Pepperdine Univ. Proj.):
Series A, 5% 11/1/29	A1	2,500	2,503
5.75% 9/15/30	A1	13,735	14,938
(Pooled College & Univ. Proj.) Series A, 6.125% 6/1/30	A2	3,435	3,790
(Santa Clara Univ. Proj.):
5.25% 9/1/16 (AMBAC Insured)	Aaa	1,650	1,824
5.25% 9/1/17 (AMBAC Insured)	Aaa	1,000	1,102
5.25% 9/1/26	A1	7,910	8,332
(Scripps College Proj.):
Series 2001:
5% 8/1/31	A1	2,385	2,365
5.25% 8/1/26	A1	1,000	1,024
5.125% 2/1/30	A1	6,000	6,061
(Stanford Univ. Proj.):
Series N, 5.2% 12/1/27	Aaa	20,000	20,458
Series O, 5.125% 1/1/31	Aaa	8,630	8,785
(Univ. of Southern California Proj.):
Series A, 5.7% 10/1/15	Aa2	5,675	6,321
Series C, 5.125% 10/1/28	Aa2	7,725	7,810
California Franchise Tax Board Ctfs. of Prtn. 5.5% 10/1/06	A1	1,825	2,025
California Gen. Oblig.:
Series 1991, 6.6% 2/1/10 (FGIC Insured)	Aaa	3,400	4,083
Series 1992, 6.25% 9/1/12 (FGIC Insured)	Aaa	2,000	2,400
Series 1999, 5.5% 2/1/10 (FGIC Insured)	Aaa	2,170	2,435
Series 2000, 5.5% 5/1/13 (MBIA Insured)	Aaa	1,900	2,118
5% 12/1/06	Aa2	2,000	2,170
5% 10/1/18	Aa2	3,000	3,070
5% 12/1/18	Aa2	9,245	9,487
5.25% 10/1/09	Aa2	1,650	1,819
5.25% 10/1/14	Aa2	300	314
5.25% 10/1/14 (e)	Aa3	2,700	2,992
5.25% 10/1/17	Aa2	1,500	1,561
5.375% 10/1/28	Aa3	4,250	4,407
5.5% 3/1/12 (MBIA Insured)	Aaa	5,000	5,591
5.5% 6/1/28	Aa2	5,000	5,205
5.625% 5/1/26	Aa2	4,000	4,222
5.75% 12/1/10	Aa2	2,500	2,853
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Gen. Oblig.: - continued
5.75% 5/1/30	Aa2	$ 3,080	$ 3,295
6.5% 2/1/08	Aa2	4,000	4,653
6.6% 2/1/09	Aa2	14,355	16,909
6.75% 8/1/10	Aa2	5,675	6,851
7% 11/1/06 (FGIC Insured)	Aaa	1,855	2,202
California Health Facilities Fing. Auth. Rev.:
(Catholic Health Care West Proj.):
Series 1988 A, 5% 7/1/06	Baa2	3,135	3,212
Series A:
4.5% 7/1/02	Baa2	7,065	7,089
4.5% 7/1/03	Baa2	1,210	1,220
4.5% 7/1/04	Baa2	1,500	1,516
(Cedars-Sinai Med. Ctr. Proj.) Series A:
6.125% 12/1/30	A3	6,700	7,148
6.25% 12/1/34	A3	15,000	16,135
(Children's Hosp. Proj.) 6% 7/1/03 (MBIA Insured)	Aaa	1,200	1,271
(Kaiser Permante Proj.) Series A, 5.55% 8/15/25 (MBIA Insured)	Aaa	4,720	4,787
California Hsg. Fin. Agcy. Home Mtg. Rev. Series L, 5.7% 8/1/25 (MBIA Insured) (d)	Aaa	330	335
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.):
Series 1983 A, 0% 2/1/15	Aa2	8,187	2,727
Series 1983 B, 0% 8/1/15	Aa2	170	56
Series I, 4.95% 8/1/28 (MBIA Insured) (d)	Aaa	2,025	2,038
Series J, 4.85% 8/1/27 (MBIA Insured) (d)	Aaa	3,095	3,139
California Infrastructure & Econ. Dev. Bank:
5.25% 6/1/30 (MBIA Insured)	Aaa	1,700	1,748
5.5% 6/1/20 (MBIA Insured)	Aaa	1,530	1,647
5.5% 6/1/21 (MBIA Insured)	Aaa	4,780	5,112
5.5% 6/1/22 (MBIA Insured)	Aaa	5,040	5,379
5.5% 6/1/23 (MBIA Insured)	Aaa	5,320	5,658
5.5% 6/1/24 (MBIA Insured)	Aaa	5,610	5,958
California Poll. Cont. Fing. Auth.:
(Gen. Motors Corp. Proj.) 5.5% 4/1/08	A3	1,500	1,502
(Pacific Gas & Elec. Co. Proj.) Series B, 6.35% 6/1/09 (MBIA Insured) (d)	Aaa	7,000	7,369
5.9% 6/1/14 (MBIA Insured)	Aaa	4,000	4,682
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Pub. Works Board Lease Rev.:
(California Cmnty. College Projs.) Series A, 5.25% 12/1/16	Aa3	$ 4,450	$ 4,709
(California State Univ. Proj.) Series 1997 A, 5.5% 10/1/07	Aa2	1,425	1,586
(Dept. of Corrections Proj.) Series A, 5.25% 6/1/08 (AMBAC Insured)	Aaa	4,330	4,811
(Dept. of Corrections, Madera State Prison Proj.) Series E:
5.5% 6/1/15	Aa3	8,250	9,185
5.5% 6/1/19	Aa3	3,000	3,123
6% 6/1/07	Aa3	1,590	1,797
(Dept. of Corrections, Monterey County State Prison Proj.) Series D:
5.375% 11/1/12	Aa3	1,250	1,350
5.375% 11/1/13	Aa3	5,055	5,415
5.375% 11/1/14	Aa3	5,000	5,344
(Dept. of Corrections, Susanville State Prison Proj.) Series D, 5.25% 6/1/15 (FSA Insured)	Aaa	4,000	4,439
(Library & Courts Annex Proj.) Series A, 5.5% 5/1/09	A1	1,290	1,442
(Regents Univ. of California Proj.) Series 1998 B, 5.5% 11/1/10	Aa2	3,755	4,209
(Secretary of State Proj.) Series A, 6.2% 12/1/05 (AMBAC Insured)	Aaa	1,580	1,790
(Substance Abuse Treatment Facilities Corcoran II Proj.) Series A, 5.5% 1/1/14 (AMBAC Insured)	Aaa	3,000	3,242
(Various California State Univ. Projs.):
Series A:
6.1% 10/1/06	A1	1,210	1,339
6.5% 9/1/04	A	1,090	1,204
Series B:
5.5% 6/1/19	Aa2	1,650	1,710
6.4% 12/1/09	A1	3,700	4,370
Series C, 5.125% 9/1/22 (AMBAC Insured)	Aaa	10,000	10,201
California Statewide Cmnty. Dev. Auth. Rev.:
(Children's Hosp. Proj.) 6% 6/1/13 (MBIA Insured)	Aaa	2,470	2,900
(Los Angeles Orthopaedic Hosp. Foundation Proj.) 5.75% 6/1/30 (AMBAC Insured)	Aaa	10,000	10,854
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Statewide Cmnty. Dev. Auth. Rev.: - continued
(Saint Joseph Health Sys. Proj.):
5.5% 7/1/14	Aa3	$ 9,500	$ 9,726
5.5% 7/1/23	Aa3	3,000	3,026
(Sisters Charity Leavenworth Proj.) 5% 12/1/14	Aa3	1,315	1,332
(Triad Health Care Hosp. Proj.) 6.25% 8/1/06 (Escrowed to Maturity) (e)	-	5,000	5,499
5.616% 7/1/13 (MBIA Insured)	Aaa	10,000	10,481
California Statewide Cmnty. Dev. Auth. Rev. Ctfs. of Prtn.:
(Catholic Health Care West Proj.) 6% 7/1/09	Baa2	4,365	4,716
(Saint Joseph Health Sys. Proj.):
5.25% 7/1/08	Aa3	2,710	2,900
5.5% 7/1/07	Aa3	1,425	1,539
California Statewide Cmntys. Dev. Auth. Solid Waste Facilities Rev. (Waste Mgmt. Proj.) 4.95% 4/1/11 (d)	BBB	3,000	3,118
California Univ. Rev. (Hsg. Sys. Proj.) Series 1999 AY, 5.875% 11/1/30 (FGIC Insured)	Aaa	3,000	3,331
Campbell Gen. Oblig. Ctfs. of Prtn. (Civic Ctr. Proj.) 6% 10/1/18	A2	4,965	5,170
Carlsbad Unified School Distict 0% 11/1/15 (FGIC Insured)	Aaa	1,700	887
Carson Redev. Agcy.:
(Area #1 Redev. Proj.):
6.375% 10/1/12	Baa1	3,965	4,169
6.375% 10/1/16	Baa1	2,000	2,096
(Area #2 Redev. Proj.) 5.5% 10/1/02	Baa2	100	103
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series A:
7% 8/1/11 (MBIA Insured)	Aaa	1,500	1,881
7% 8/1/13 (MBIA Insured)	Aaa	4,740	6,070
7.25% 8/1/07 (MBIA Insured)	Aaa	1,755	2,125
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice Gen. Proj.) 6% 7/1/09	BBB-	4,800	5,074
Chaffey Unified High School District Series 2000 B, 5.5% 8/1/18 (FGIC Insured)	Aaa	3,000	3,257
Coalinga Gen. Oblig. Ctfs. of Prtn. 7% 4/1/10	A	3,505	3,550
Contra Costa County Ctfs. of Prtn. (Merrithew Mem. Hosp. Proj.):
0% 11/1/13 (Escrowed to Maturity) (e)	Aaa	6,805	3,996
0% 11/1/14 (Escrowed to Maturity) (e)	Aaa	3,000	1,662
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Contra Costa Wtr. District Wtr. Rev. Series G, 5.75% 10/1/14 (MBIA Insured) (Pre-Refunded to 10/1/04 @ 102) (e)	Aaa	$ 2,000	$ 2,229
Desert Hosp. District Hosp. Rev. Ctfs. of Prtn. 6.392% 7/28/20 (FSA Insured) (Pre-Refunded to 7/23/02 @ 102) (e)	Aaa	13,000	13,679
Duarte Ctfs. of Prtn. Series A:
4.625% 4/1/07	Baa2	890	904
5% 4/1/11	Baa2	2,000	2,047
5% 4/1/12	Baa2	4,210	4,276
5% 4/1/13	Baa2	1,830	1,845
5.25% 4/1/09	Baa2	1,600	1,676
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	Aaa	4,000	5,006
Encinitas Union School District:
0% 8/1/03 (MBIA Insured)	Aaa	1,750	1,658
0% 8/1/04 (MBIA Insured)	Aaa	1,750	1,604
0% 8/1/10 (MBIA Insured)	Aaa	1,000	696
Escondido Union High School District:
0% 11/1/15 (MBIA Insured) (Escrowed to Maturity) (e)	Aaa	3,000	1,572
0% 11/1/16 (MBIA Insured) (Escrowed to Maturity) (e)	Aaa	3,500	1,716
Eureka Unified School District Ctfs. of Prtn. Series A, 6.9% 9/1/27 (FSA Insured)	Aaa	660	675
Fairfield-Suisun Swr. District Swr. Rev. Series A:
0% 5/1/07 (MBIA Insured)	Aaa	1,635	1,339
0% 5/1/08 (MBIA Insured)	Aaa	2,085	1,626
0% 5/1/09 (MBIA Insured)	Aaa	2,080	1,540
Foothill-De Anza Cmnty. College District:
(Cap. Appreciation) 0% 8/1/15 (MBIA Insured)	Aaa	2,415	1,275
6% 8/1/30	Aa2	10,000	11,075
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Series A:
0% 1/1/04 (Escrowed to Maturity) (e)	Aaa	1,600	1,492
0% 1/1/05 (Escrowed to Maturity) (e)	Aaa	1,000	899
0% 1/1/08 (Escrowed to Maturity) (b)(e)	Aaa	2,000	1,926
0% 1/1/15 (Escrowed to Maturity) (e)	Aaa	18,500	10,070
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Foster City Pub. Fing. Auth. Rev. (Foster City Cmnty. Dev. Ln. Prog.) Series A:
5.5% 9/1/09 (Pre-Refunded to 9/1/06 @ 102) (e)	A	$ 370	$ 421
5.8% 9/1/16 (Pre-Refunded to 9/1/06 @ 102) (e)	A	1,000	1,151
6% 9/1/06 (Pre-Refunded to 9/1/02 @ 102) (e)	A	1,355	1,430
6% 9/1/07 (Pre-Refunded to 9/1/02 @ 102) (e)	A	1,440	1,520
6% 9/1/13 (Pre-Refunded to 9/1/02 @ 102) (e)	A	1,925	2,032
Fremont Unifed School District Alameda County Series F, 0% 8/1/09 (MBIA Insured)	Aaa	1,000	733
Fullerton Univ. Foundation Auxillary Organization Rev. Series A:
5.75% 7/1/25 (MBIA Insured)	Aaa	1,250	1,359
5.75% 7/1/30 (MBIA Insured)	Aaa	1,000	1,085
Glendale Elec. Rev. 6% 2/1/30 (MBIA Insured)	Aaa	12,245	13,596
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.):
7.3% 9/1/06 (MBIA Insured)	Aaa	620	740
7.3% 9/1/11 (MBIA Insured)	Aaa	555	711
Local Govt. Fin. Auth. Rev. (Oakland Central District Proj.):
0% 9/1/08 (MBIA Insured)	Aaa	3,710	2,858
0% 9/1/09 (MBIA Insured)	Aaa	3,565	2,604
Long Beach Hbr. Rev.:
Series 2000 A, 5.5% 5/15/06 (d)	Aa3	4,270	4,685
Series A:
5% 5/15/03 (FGIC Insured) (d)	Aaa	1,900	1,972
5.5% 5/15/08 (FGIC Insured) (d)	Aaa	8,780	9,742
6% 5/15/09 (FGIC Insured) (d)	Aaa	3,300	3,783
6% 5/15/10 (FGIC Insured) (d)	Aaa	1,000	1,151
5.125% 5/15/13 (d)	Aa3	12,450	12,860
5.5% 5/15/11 (MBIA Insured) (d)	Aaa	700	752
5.5% 5/15/15 (MBIA Insured) (d)	Aaa	3,710	3,947
5.75% 5/15/07 (MBIA Insured) (d)	Aaa	5,345	5,873
6% 5/15/06 (MBIA Insured) (d)	Aaa	4,925	5,472
Los Angeles Cmnty. College District Series 2001 A, 5.75% 6/1/26 (MBIA Insured)	Aaa	10,000	10,906
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.):
0% 9/1/10 (MBIA Insured) (Escrowed to Maturity) (e)	Aaa	$ 3,770	$ 2,627
0% 9/1/11 (MBIA Insured) (Escrowed to Maturity) (e)	Aaa	6,400	4,209
0% 9/1/13 (MBIA Insured) (Escrowed to Maturity) (e)	Aaa	3,380	1,999
(Disney Parking Proj.):
0% 3/1/10	A2	2,000	1,369
0% 3/1/11	A2	1,950	1,264
0% 3/1/12	A2	2,180	1,337
0% 3/1/13	A2	6,490	3,743
0% 3/1/18	A2	3,000	1,256
0% 3/1/19	A2	3,175	1,251
0% 3/1/20	A2	1,000	370
Los Angeles County Metro. Trans. Auth. Sales Tax Rev.:
(Proposition A Proj.) First Tier Sr. Series C, 4.75% 7/1/17 (AMBAC Insured)	Aaa	3,310	3,365
(Proposition C Proj.) Second Sr. Series A, 5.5% 7/1/10 (AMBAC Insured)	Aaa	4,000	4,526
Sr. Series A, 5.25% 7/1/25 (FGIC Insured)	Aaa	3,500	3,629
Sr. Series C, 5% 7/1/23 (AMBAC Insured)	Aaa	4,320	4,367
Los Angeles County Pub. Works Fing. Auth. Rev. (Reg'l. Park & Open Space District Proj.) Series A, 5% 10/1/19	Aa3	6,000	6,173
Los Angeles Dept. Arpts. Rev. (Los Angeles Int'l. Arpt. Proj.) Series D, 5.625% 5/15/12 (FGIC Insured) (d)	Aaa	1,000	1,068
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
Second Issue:
4.75% 11/15/19 (MBIA Insured)	Aaa	4,000	4,002
5.25% 11/15/26 (MBIA Insured)	Aaa	16,690	17,033
5.4% 11/15/31 (MBIA Insured)	Aaa	1,875	1,923
9% 10/15/01	Aa3	100	101
9% 10/15/01 (Escrowed to Maturity) (e)	Aa3	10	10
4.75% 8/15/12 (FGIC Insured)	Aaa	6,035	6,234
4.75% 8/15/16 (FGIC Insured) (Escrowed to Maturity) (e)	Aaa	1,395	1,406
4.75% 10/15/20 (Escrowed to Maturity) (e)	Aa3	150	150
4.75% 10/15/20 (Pre-Refunded to 10/15/17 @ 100) (e)	Aaa	1,650	1,662
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.: - continued
6.75% 10/15/04 (AMBAC Insured) (Escrowed to Maturity) (e)	Aaa	$ 195	$ 215
6.75% 10/15/04 (AMBAC Insured) (Escrowed to Maturity) (e)	Aaa	2,205	2,437
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	Aa3	15,000	15,136
5.5% 10/15/10	Aa3	2,630	2,954
5.5% 10/15/11 (MBIA Insured)	Aaa	3,670	4,098
Los Angeles Gen. Oblig.:
Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series A, 5.5% 8/1/24 (AMBAC Insured)	Aaa	3,700	3,940
Series 2001 A, 5% 9/1/05	Aa2	3,520	3,805
Los Angeles Hbr. Dept. Rev.:
Series A:
5.5% 8/1/06 (AMBAC Insured) (c)(d)	Aaa	3,000	3,206
5.5% 8/1/07 (AMBAC Insured) (c)(d)	Aaa	4,740	5,099
Series B:
5% 8/1/03 (d)	Aa3	2,500	2,606
5.25% 11/1/03 (d)	Aa3	2,765	2,909
5.25% 11/1/06 (d)	Aa3	7,380	8,095
5.25% 11/1/07 (d)	Aa3	4,290	4,706
5.25% 11/1/10 (d)	Aa3	9,105	9,816
5.25% 11/1/11 (d)	Aa3	7,095	7,615
5.3% 8/1/06 (d)	Aa3	2,000	2,189
5.5% 8/1/08 (d)	Aa3	1,505	1,649
7.6% 10/1/18 (Escrowed to Maturity) (e)	AAA	14,810	19,235
Los Angeles Unified School District Series A, 6% 7/1/14 (FGIC Insured)	Aaa	1,200	1,424
Los Angeles Unified School District Cfts. of Prtn. Series 2002:
5% 6/1/02 (FSA Insured) (c)	Aaa	2,645	2,658
5% 6/1/03 (FSA Insured) (c)	Aaa	2,795	2,880
5% 6/1/04 (FSA Insured) (c)	Aaa	2,935	3,065
5% 6/1/05 (FSA Insured) (c)	Aaa	3,080	3,258
5% 6/1/06 (FSA Insured) (c)	Aaa	3,235	3,453
5% 6/1/07 (FSA Insured) (c)	Aaa	3,395	3,640
5% 6/1/08 (FSA Insured) (c)	Aaa	3,570	3,835
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (MBIA Insured) (Escrowed to Maturity) (e)	Aaa	2,500	3,073
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Manhattan Beach Unified School District Series A, 0% 9/1/09 (FGIC Insured)	Aaa	$ 975	$ 712
Metro. Wtr. District Southern California Wtrwks. Rev.:
Series 2001 A, 5.25% 7/1/10	Aa2	16,940	18,852
Series A:
4.75% 7/1/22	Aa2	10,000	9,922
5% 7/1/26	Aa2	10,000	10,075
5% 7/1/30 (MBIA Insured)	Aaa	3,500	3,521
5.95% 8/5/22 (Pre-Refunded to 2/7/03 @ 102) (e)	Aa2	2,600	2,774
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	Aaa	2,500	2,606
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (FGIC Insured)	Aaa	1,585	1,652
Modesto Irrigation District:
Ctfs. of Prtn. (Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (e)	A1	5,000	5,003
Ctfs. of Prtn. & Cap. Impts. Series A:
0% 10/1/08 (MBIA Insured) (Escrowed to Maturity) (e)	Aaa	2,270	1,744
0% 10/1/09 (MBIA Insured) (Escrowed to Maturity) (e)	Aaa	2,270	1,658
0% 10/1/10 (MBIA Insured) (Escrowed to Maturity) (e)	Aaa	2,270	1,576
Monterey County Ctfs. of Prtn.:
(Master Plan Fing. Prog.) 5.25% 8/1/13 (MBIA Insured)	Aaa	2,000	2,192
Series 2001, 5.25% 8/1/16 (MBIA Insured)	Aaa	2,445	2,638
Moreno Valley Unified School District Ctfs. of Prtn. (Land Acquisition Proj.) Series F, 6.7% 9/1/11 (FSA Insured) (Pre-Refunded to 9/1/02 @ 102) (e)	Aaa	2,095	2,210
Northern California Pwr. Agcy. Multiple Cap. Facilities Rev. 6.538% 8/1/25 (MBIA Insured) (Pre-Refunded to 9/3/02 @ 102) (e)	Aaa	7,600	8,019
Northern California Pwr. Agcy. Pub. Pwr. Rev. (Hydro Elec. #1 Proj.) Series A, 7.5% 7/1/23 (AMBAC Insured) (Pre-Refunded to 7/1/21 @ 100) (e)	Aaa	3,825	5,119
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (MBIA Insured)	Aaa	$ 7,100	$ 8,810
Oakland Gen. Oblig. Ctfs. of Prtn. (Oakland Museum Proj.) Series A, 0% 4/1/07 (AMBAC Insured)	Aaa	2,750	2,258
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.) 5% 9/1/21 (MBIA Insured)	Aaa	1,000	1,051
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.):
0% 8/1/08 (MBIA Insured)	Aaa	3,255	2,515
0% 8/1/09 (MBIA Insured)	Aaa	3,260	2,389
0% 8/1/10 (MBIA Insured)	Aaa	3,255	2,264
Orange County Arpt. Rev.:
5.5% 7/1/04 (MBIA Insured) (d)	Aaa	2,000	2,140
5.5% 7/1/11 (MBIA Insured) (d)	Aaa	4,000	4,385
6% 7/1/05 (MBIA Insured) (d)	Aaa	3,000	3,312
6% 7/1/07 (MBIA Insured) (d)	Aaa	9,135	10,357
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev.:
5.75% 12/1/09 (AMBAC Insured) (d)	Aaa	3,620	4,119
5.75% 12/1/11 (AMBAC Insured) (d)	Aaa	4,000	4,571
Orange County Wtr. District Ctfs. of Prtn. Series A, 5.5% 8/15/09 (AMBAC Insured)	Aaa	1,000	1,060
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) 5.8% 8/1/29 (FSA Insured)	Aaa	6,410	7,045
Palos Verdes Peninsula Unified School District Series A, 5.625% 11/1/25	Aa2	5,900	6,324
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	A3	8,830	8,349
Placer County Wtr. Agcy. Wtr. Rev. Ctfs. of Prtn. (Cap. Impt. Projs.) 5.5% 7/1/29 (AMBAC Insured)	Aaa	3,000	3,185
Pleasanton Joint Powers Fing. Auth. Rev. (Reassessment Proj.) Series A:
5.7% 9/2/01	Baa1	1,145	1,145
5.8% 9/2/02	Baa1	4,970	5,115
6% 9/2/05	Baa1	2,135	2,294
6.15% 9/2/12	Baa1	12,205	13,003
Pomona Unified School District Series C, 6% 8/1/30 (FGIC Insured) (Escrowed to Maturity) (e)	Aaa	4,535	5,024
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Port of Oakland Port Rev.:
Series F:
0% 11/1/05 (MBIA Insured)	Aaa	$ 300	$ 263
0% 11/1/06 (MBIA Insured)	Aaa	2,890	2,433
0% 11/1/07 (MBIA Insured)	Aaa	4,250	3,418
Series G:
5.375% 11/1/08 (MBIA Insured) (d)	Aaa	1,805	2,013
6% 11/1/07 (MBIA Insured) (d)	Aaa	1,650	1,882
Rancho Wtr. District Fing. Auth. Rev.:
Series 2001 A:
5% 8/1/06 (FSA Insured)	Aaa	1,510	1,647
5% 8/1/07 (FSA Insured)	Aaa	1,000	1,097
5.5% 8/1/10 (FSA Insured)	Aaa	1,000	1,133
5.5% 8/1/11 (FSA Insured)	Aaa	1,000	1,136
Series 2001, 5% 8/1/03 (FSA Insured)	Aaa	1,300	1,359
Redding Elec. Sys. Rev. Ctfs. of Prtn. Series A:
0% 6/1/06 (FGIC Insured)	Aaa	1,730	1,477
0% 6/1/07 (FGIC Insured)	Aaa	1,890	1,543
0% 6/1/08 (FGIC Insured)	Aaa	1,300	1,011
Richmond Redev. Agcy. Tax Allocation Rev. (Harbour Redev. Proj.) 7% 7/1/09 (FSA Insured)	Aaa	105	111
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A:
6.375% 6/1/09 (MBIA Insured)	Aaa	5,000	5,392
6.5% 6/1/12 (MBIA Insured)	Aaa	15,500	18,729
Series B, 5.7% 6/1/16 (MBIA Insured)	Aaa	1,950	2,175
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.) Series A:
4.8% 10/1/07	Baa2	1,080	1,151
5% 10/1/08	Baa2	1,135	1,213
5% 10/1/09	Baa2	1,140	1,207
5.1% 10/1/10	Baa2	1,245	1,318
5.25% 10/1/12	Baa2	1,375	1,459
5.5% 10/1/22	Baa2	4,500	4,592
Riverside County Redev. Agcy. Tax Allocation (#4 Redev. Proj.) Series A:
7.5% 10/1/10 (Pre-Refunded to 10/1/01 @ 102) (e)	-	1,000	1,024
7.5% 10/1/26 (Pre-Refunded to 10/1/01 @ 102) (e)	-	2,500	2,559
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	Aaa	$ 2,000	$ 2,213
Sacramento City Unified School District Series A, 6% 7/1/29 (FGIC Insured)	Aaa	6,300	7,091
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.):
5.9% 7/1/02	BBB-	1,000	1,025
6% 7/1/03	BBB-	700	738
6.375% 7/1/10	BBB-	700	768
Sacramento Muni. Util. District Elec. Rev.:
Series L, 5.125% 7/1/22 (MBIA Insured)	Aaa	4,000	4,079
Series M, 5.25% 7/1/28	A2	6,500	6,608
5.3% 11/15/05 (FSA Insured)	Aaa	7,600	8,135
5.4% 11/15/06 (FSA Insured)	Aaa	32,800	35,211
5.45% 11/15/08 (FGIC Insured)	Aaa	17,700	18,870
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
6% 7/1/22	BBB-	2,700	2,874
6.5% 7/1/06	BBB-	4,500	5,084
6.5% 7/1/07	BBB-	2,000	2,284
6.5% 7/1/08	BBB-	1,000	1,132
San Bernadino County Trans. Auth. Sales Tax Rev. Series 2001 A:
5% 3/1/03 (AMBAC Insured)	Aaa	8,300	8,602
5% 3/1/04 (AMBAC Insured)	Aaa	8,640	9,127
5% 3/1/05 (AMBAC Insured)	Aaa	6,995	7,493
San Bernardino County:
Ctfs. of Prtn (Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (e)	AAA	8,500	11,122
Ctfs. of Prtn. (Med. Ctr. Fing. Prog.) 5.5% 8/1/22	A3	10,000	10,459
San Diego County Ctfs. of Prtn:
(Burnham Institute Proj.):
5.7% 9/1/11	Baa3	800	870
6.25% 9/1/29	Baa3	6,800	7,266
5% 10/1/05	A3	1,270	1,359
5% 10/1/07	A3	1,400	1,511
5% 10/1/09	A3	1,545	1,663
5.25% 10/1/11	A3	1,705	1,860
San Diego County Wtr. Auth. Wtr. Rev. Ctfs. of Prtn. 5.632% 4/25/07 (FGIC Insured)	Aaa	5,000	5,606
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Diego Unified School District (Election of 1998 Proj.) Series 2000 B:
5% 7/1/25 (MBIA Insured)	Aaa	$ 9,000	$ 9,078
6% 7/1/19 (MBIA Insured)	Aaa	1,000	1,181
6.05% 7/1/18 (MBIA Insured)	Aaa	2,290	2,718
San Diego Wtr. Util. Fund Ctfs. of Prtn. 4.75% 8/1/28 (FGIC Insured)	Aaa	10,000	9,794
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. 5.25% 7/1/18	Aa3	4,500	4,764
San Francisco Bay Area Trans. Fing. Auth. (Bridge Toll Proj.):
5% 8/1/02 (American Cap. Access Corp. Insured)	A	1,000	1,020
5.5% 8/1/05 (American Cap. Access Corp. Insured)	A	1,000	1,076
5.75% 2/1/07 (American Cap. Access Corp. Insured)	A	1,500	1,654
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series A:
5.125% 1/1/17 (AMBAC Insured) (d)	Aaa	6,000	6,225
5.25% 1/1/18 (AMBAC Insured) (d)	Aaa	4,515	4,715
5.25% 1/1/19 (AMBAC Insured) (d)	Aaa	4,750	4,960
Second Series:
Issue 10A:
5.3% 5/1/05 (MBIA Insured) (d)	Aaa	2,805	3,017
5.3% 5/1/06 (MBIA Insured) (d)	Aaa	3,680	4,012
Issue 12A, 5.625% 5/1/08 (FGIC Insured) (d)	Aaa	1,625	1,782
Issue 15A:
5.5% 5/1/07 (FSA Insured) (d)	Aaa	5,680	6,275
5.5% 5/1/09 (FSA Insured) (d)	Aaa	1,355	1,513
Issue 16A:
5.375% 5/1/18 (FSA Insured) (d)	Aaa	5,035	5,317
5.5% 5/1/06 (FSA Insured) (d)	Aaa	1,850	2,029
5.5% 5/1/08 (FSA Insured) (d)	Aaa	2,945	3,266
Issue 18A:
5.25% 5/1/11 (MBIA Insured) (d)	Aaa	3,280	3,554
6% 5/1/05 (MBIA Insured) (d)	Aaa	2,375	2,612
Issue 22, 6% 5/1/03 (AMBAC Insured) (d)	Aaa	1,850	1,947
Issue 23A:
5.5% 5/1/07 (FGIC Insured) (d)	Aaa	1,045	1,157
5.5% 5/1/08 (FGIC Insured) (d)	Aaa	2,755	3,064
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.: - continued
Second Series: - continued
Issue 3, 6.1% 5/1/13 (MBIA Insured) (d)	Aaa	$ 2,650	$ 2,829
Issue 9A, 5.125% 5/1/07 (FGIC Insured) (d)	Aaa	2,000	2,136
Second Series 1998 Issue 18A, 5.25% 5/1/14 (MBIA Insured) (d)	Aaa	2,750	2,925
Second Series 27A:
5.5% 5/1/07 (MBIA Insured) (d)	Aaa	2,935	3,243
5.5% 5/1/08 (MBIA Insured) (d)	Aaa	4,045	4,473
San Francisco City & County Pub. Util. Commission Wtr. Rev. Series A, 6.5% 11/1/09	A1	1,000	1,059
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10 (MBIA Insured)	Aaa	1,475	1,026
Series A:
0% 8/1/08 (FGIC Insured)	Aaa	1,085	838
0% 8/1/09 (FGIC Insured)	Aaa	1,085	795
0% 8/1/10 (FGIC Insured)	Aaa	1,085	755
San Francisco City & County Swr. Rev. Series B:
0% 10/1/06 (FGIC Insured)	Aaa	3,690	3,115
0% 10/1/07 (FGIC Insured)	Aaa	4,770	3,848
0% 10/1/08 (FGIC Insured)	Aaa	1,600	1,229
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series A, 0% 1/15/10 (MBIA Insured)	Aaa	2,235	1,589
0% 1/1/07 (Escrowed to Maturity) (e)	Aaa	3,000	2,517
0% 1/1/08 (Escrowed to Maturity) (e)	Aaa	4,400	3,527
0% 1/1/12 (Escrowed to Maturity) (e)	Aaa	15,000	9,660
San Jose Arpt. Rev.:
Series A:
5.25% 3/1/14 (FGIC Insured)	Aaa	1,000	1,090
5.25% 3/1/16 (FGIC Insured)	Aaa	2,040	2,195
5.25% 3/1/17 (FGIC Insured)	Aaa	3,000	3,204
5.875% 3/1/07 (FGIC Insured)	Aaa	1,905	2,160
San Jose Redev. Agcy. Tax Allocation (Merged Area Redev. Proj.) 4.75% 8/1/29 (AMBAC Insured)	Aaa	7,150	6,989
Sanger Unified School District 5.6% 8/1/23 (MBIA Insured)	Aaa	3,000	3,372
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Santa Barbara High School District Series A:
5.75% 8/1/25 (FGIC Insured)	Aaa	$ 4,650	$ 5,122
5.75% 8/1/30 (FGIC Insured)	Aaa	7,490	8,234
Santa Clara County Fing. Auth. Lease Rev. (VMC Facilities Replacement Proj.) Series A, 7.75% 11/15/09 (AMBAC Insured)	Aaa	3,725	4,787
Santa Clara County Trans. District Sales Tax Rev. Series A, 5.25% 6/1/21	AA	8,500	8,845
Santa Cruz City Elementary School District Series B, 5.75% 8/1/26 (FGIC Insured)	Aaa	2,730	3,015
Santa Cruz City High School District Series B:
5.75% 8/1/26 (FGIC Insured)	Aaa	2,380	2,628
6% 8/1/29 (FGIC Insured)	Aaa	6,770	7,627
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A:
7.25% 8/1/07 (MBIA Insured)	Aaa	2,200	2,664
7.25% 8/1/08 (MBIA Insured)	Aaa	1,780	2,194
7.25% 8/1/12 (MBIA Insured)	Aaa	1,865	2,400
Santa Monica Redev. Agcy. Tax Allocation Rev. (Earthquake Recovery Redev. Proj.) Series 1999, 5.75% 7/1/22 (AMBAC Insured)	Aaa	8,395	9,245
South Orange County Pub. Fing. Auth. Spl. Tax Rev. (Foothill Area Proj.) Series C:
7.5% 8/15/06 (FGIC Insured)	Aaa	2,000	2,391
7.5% 8/15/07 (FGIC Insured)	Aaa	3,890	4,767
8% 8/15/09 (FGIC Insured)	Aaa	3,650	4,726
Southern California Pub. Pwr. Auth. Rev.:
(Mead Adelanto Proj.) Series A, 4.75% 7/1/16 (AMBAC Insured)	Aaa	2,000	2,032
(Multiple Projs.):
6.75% 7/1/10	A2	1,400	1,685
6.75% 7/1/11	A2	6,500	7,919
7% 7/1/05	A2	920	931
(Palo Verde Proj.) Series A, 5% 7/1/15 (AMBAC Insured) (Escrowed to Maturity) (e)	Aaa	1,000	1,027
Stanislaus County Ctfs. of Prtn. (Cap. Impt. Prog.) Series A, 5.25% 5/1/14 (MBIA Insured)	Aaa	1,000	1,068
Sulpher Springs Unified School District Series A:
0% 9/1/07 (MBIA Insured)	Aaa	4,445	3,596
0% 9/1/08 (MBIA Insured)	Aaa	4,745	3,655
0% 9/1/09 (MBIA Insured)	Aaa	2,485	1,815
0% 9/1/12 (MBIA Insured)	Aaa	2,750	1,720
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Tahoe-Truckee Joint Unified School District Series A, 0% 9/1/10 (FGIC Insured)	Aaa	$ 6,625	$ 4,592
Tobacco Securitization Auth. Northern California Tobacco Settlement Rev. Series 2001 A:
5.25% 6/1/31	A1	2,000	2,016
5.375% 6/1/41	A1	3,000	3,022
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	A1	2,350	2,390
6% 6/1/22	A1	1,100	1,176
Ukiah Unified School District 0% 8/1/14 (FGIC Insured)	Aaa	3,040	1,701
Univ. of California Revs. (Multiple Purp. Projs.) Series C, 9% 9/1/02 (AMBAC Insured)	Aaa	100	106
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.):
5.25% 1/1/08	A	3,700	3,814
5.25% 1/1/13	A	8,500	8,652
Ventura Unified School District Series D, 5.875% 8/1/30 (FSA Insured)	Aaa	1,645	1,822
Victor Elementary School District Series A, 0% 6/1/14 (MBIA Insured)	Aaa	2,375	1,339
West & Central Basin Fing. Auth. Rev. Series 1996 B, 4.96% 8/1/06 (AMBAC Insured)	Aaa	4,000	4,203
West Covina Ctfs. of Prtn. (Queen of the Valley Hosp. Proj.):
6% 8/15/03 (Escrowed to Maturity) (e)	A2	925	988
6.125% 8/15/04 (Escrowed to Maturity) (e)	A2	980	1,079
Whittier Union High School District Series B, 5.875% 8/1/30 (FSA Insured)	Aaa	2,405	2,663
			1,559,070
Guam - 0.5%
Guam Pwr. Auth. Rev. Series A:
4% 10/1/01	Baa3	1,500	1,501
4% 10/1/02	Baa3	2,425	2,456
4% 10/1/03	Baa3	1,795	1,834
4% 10/1/04	Baa3	1,620	1,658
			7,449
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Puerto Rico - 1.1%
Puerto Rico Commonwealth Gen. Oblig.:
(Pub. Impt. Proj.) 5% 7/1/02	Baa1	$ 4,305	$ 4,385
8% 7/1/02	Baa1	2,000	2,084
Puerto Rico Muni. Fin. Agcy. Series B, 5.5% 8/1/02	Baa1	10,670	10,933
			17,402
TOTAL INVESTMENT PORTFOLIO - 97.2% (Cost $1,471,155)	1,583,921
NET OTHER ASSETS - 2.8%	46,045
NET ASSETS - 100%	$ 1,629,966
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	86.9%	AAA, AA, A	85.5%
Baa	6.6%	BBB	4.6%
Ba	0.0%	BB	0.0%
B	0.0%	B	0.0%
Caa	0.0%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 0.6%.
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	24.1%
Transportation	13.5
Electric Utilities	11.0
Special Tax	10.5
Escrowed/Pre-Refunded	9.9
Water & Sewer	8.3
Health Care	7.2
Education	7.0
Others* (individually less than 5%)	8.5
100.0%
* Includes net other assets.
Purchases and sales of securities, other than short-term securities, aggregated $162,812,000 and $113,078,000, respectively.
Income Tax Information

At August 31, 2001, the aggregate cost of investment securities for income tax purposes was $1,469,895,000. Net unrealized appreciation aggregated $114,026,000, of which $114,123,000 related to appreciated investment securities and $97,000 related to depreciated investment securities.

At February 28, 2001, the fund had a capital loss carryforward of approximately $1,785,000 all of which will expire on February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan California Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $1,471,155) - See accompanying schedule		$ 1,583,921
Cash		57,014
Receivable for fund shares sold		4,397
Interest receivable		18,016
Other receivables		122
Total assets		1,663,470
Liabilities
Payable for investments purchased on a delayed delivery basis	$ 30,722
Payable for fund shares redeemed	546
Distributions payable	1,648
Accrued management fee	493
Other payables and accrued expenses	95
Total liabilities		33,504
Net Assets		$ 1,629,966
Net Assets consist of:
Paid in capital		$ 1,520,036
Undistributed net investment income		245
Accumulated undistributed net realized gain (loss) on investments		(3,081)
Net unrealized appreciation (depreciation) on investments		112,766
Net Assets, for 128,982 shares outstanding		$ 1,629,966
Net Asset Value, offering price and redemption price per share ($1,629,966 ÷ 128,982 shares)		$12.64

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan California Municipal Income Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended August 31, 2001 (Unaudited)
Investment Income Interest		$ 38,020
Expenses
Management fee	$ 2,849
Transfer agent fees	532
Accounting fees and expenses	99
Non-interested trustees' compensation	3
Custodian fees and expenses	11
Registration fees	41
Audit	17
Legal	5
Total expenses before reductions	3,557
Expense reductions	(469)	3,088
Net investment income		34,932
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		2,630
Change in net unrealized appreciation (depreciation) on investment securities		32,189
Net gain (loss)		34,819
Net increase (decrease) in net assets resulting from operations		$ 69,751

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan California Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2001 (Unaudited)	Year ended February 28, 2001
Increase (Decrease) in Net Assets
Operations Net investment income	$ 34,932	$ 62,991
Net realized gain (loss)	2,630	(362)
Change in net unrealized appreciation (depreciation)	32,189	91,414
Net increase (decrease) in net assets resulting from operations	69,751	154,043
Distributions to shareholders from net investment income	(34,647)	(63,147)
Share transactions Net proceeds from sales of shares	258,141	422,018
Reinvestment of distributions	24,548	44,002
Cost of shares redeemed	(200,159)	(256,530)
Net increase (decrease) in net assets resulting from share transactions	82,530	209,490
Redemption fees	12	-
Total increase (decrease) in net assets	117,646	300,386
Net Assets
Beginning of period	1,512,320	1,211,934
End of period (including under (over) distribution of net investment income of $245 and $(40), respectively)	$ 1,629,966	$ 1,512,320
Other Information Shares
Sold	20,870	35,013
Issued in reinvestment of distributions	1,989	3,672
Redeemed	(16,307)	(21,450)
Net increase (decrease)	6,552	17,235

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2001	Years ended February 28,
	(Unaudited)	2001	2000 G	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 12.350	$ 11.520	$ 12.410	$ 12.360	$ 11.810	$ 11.720
Income from Investment Operations Net investment income	.285 D, F	.568 D	.557 D	.569	.589	.599
Net realized and unrealized gain (loss)	.288 F	.832	(.838)	.154	.550	.096
Total from investment operations	.573	1.400	(.281)	.723	1.139	.695
Less Distributions
From net investment income	(.283)	(.570)	(.555)	(.569)	(.589)	(.602)
From net realized gain	-	-	(.015)	(.104)	-	(.003)
In excess of net realized gain	-	-	(.039)	-	-	-
Total distributions	(.283)	(.570)	(.609)	(.673)	(.589)	(.605)
Redemption fees added to paid in capital	.000	-	-	-	-	-
Net asset value, end of period	$ 12.640	$ 12.350	$ 11.520	$ 12.410	$ 12.360	$ 11.810
Total Return B, C	4.72%	12.42%	(2.28)%	6.00%	9.89%	6.16%
Ratios to Average Net Assets
Expenses before expense reductions	.47% A	.49%	.49%	.52%	.55%	.57%
Expenses net of voluntary waivers, if any	.47% A	.49%	.49%	.52%	.54%	.57%
Expenses net of all reductions	.41% A, E	.42% E	.49%	.52%	.53% E	.57%
Net investment income	4.59% A, F	4.75%	4.69%	4.59%	4.85%	5.19%
Supplemental Data
Net assets, end of period (in millions)	$ 1,630	$ 1,512	$ 1,212	$ 1,359	$ 1,238	$ 486
Portfolio turnover rate	15% A	16%	35%	34%	37%	17%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

F Effective March 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.008 and decrease net realized and unrealized gain (loss) per share by $.008. Without this change the Ratio of net investment income to average net assets would have been 4.46%. Per share, ratios and supplemental data for prior periods have not been restated to reflect this change in presentation.

G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan California Municipal Money Market Fund

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income, and does not include the effect of the fund's $5 account closeout fee on an average-sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past five year and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended August 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Spartan CA Municipal Money Market	1.25%	2.86%	16.01%	35.19%
California Tax-Free Money Market Funds Average	1.14%	2.60%	14.65%	30.84%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the California tax-free money market funds average, which reflects the performance of California tax-free money market funds with similar objectives tracked by iMoneyNet, Inc. The past six month average represents a peer group of 47 money market funds.

Average Annual Total Returns

Periods ended August 31, 2001	Past 1 year	Past 5 years	Past 10 years
Spartan CA Municipal Money Market	2.86%	3.01%	3.06%
California Tax-Free Money Market Funds Average	2.60%	2.77%	2.72%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Spartan California Municipal Money Market Fund

Performance - continued

Yields

	9/3/01	5/28/01	2/26/01	11/27/00	8/28/00
Spartan California Municipal Money Market	1.74%	2.51%	2.62%	3.66%	3.41%

California Tax-Free Money Market Funds Average	1.60%	2.33%	2.03%	3.44%	3.14%

Spartan California Municipal Money Market - Tax-equivalent	2.95%	4.30%	4.47%	6.24%	5.85%

Portion of fund's income subject to state taxes	12.75%	8.56%	17.40%	15.32%	17.09%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the California tax-free money market funds average as tracked by iMoneyNet, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective federal and state income tax rate of 41.50%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you'd have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price.

Semiannual Report

Spartan California Municipal Money Market Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
Note to shareholders: Norm Lind became Portfolio Manager of Spartan California Municipal Money Market Fund on May 1, 2001.

Q. Norm, what was the investment environment like during the six months that ended August 31, 2001?

A. The Federal Reserve Board's rate-cutting policy dominated discussion. U.S. economic growth remained anemic, industrial production and corporate spending stagnated and the stock market was racked by volatility. On the positive side, energy prices came off their peaks and inflation remained under control. Within this climate, the Fed continued to lower the rate banks charge each other for overnight loans, known as the fed funds target rate. The Fed lowered the target rate by 0.50 percentage points three times, in March, April and May, and followed with two 0.25 percentage-point cuts in June and August. All in all, within this easing cycle the Fed brought the rate from 5.50% at the beginning of the period to 3.50% at the end of August 2001.

Q. What developments of note influenced the California municipal money market?

A. Two factors that had significant impact were the collapse of the dot-com industry and the state's power crisis. While we've seen signs that California's fiscal situation is improving, the state's credit rating was downgraded during the period due to ongoing concerns about the effects of power shortages. This situation also has forced the state to increase new issue supply in order to raise funds to help bail out the struggling utilities. At the same time, demand for California tax-exempt securities has fallen off due to the crash of dot-com and associated firms, many of which are located in California. Previously, investor appetite for tax-exempt paper was quite strong as high-net-worth employees in the technology industry sought to invest bonus and other incomes. With wealth levels on a sharp decline, weak demand and added supply have caused California tax-exempt yields to fall less than national levels.

Q. What was your strategy with the fund?

A. In a falling interest-rate environment, it's a typical approach to invest in longer-term, fixed-rate notes in order to lock in yields before they drop. However, I moderated this approach due to factors unique to the California market. I maintained the fund's average maturity at relatively lower levels, in order to invest in higher yields as they emerged due to technical issues of supply and demand. California is poised to offer two of the largest municipal bond deals in history. One is an anticipated $6 billion of new issuance for cash-flow borrowing that will be paid from general revenues. The second, anticipated to come later in the year, is a bond issue with $4 billion of short-term debt to finance the state's power purchases. Instead of committing capital at this point, I decided to wait until the glut of new supply brings bonds offering higher yields to market. The relatively high level of yields in California money market securities also encouraged me to invest less in out-of-state securities than typically seen in the past. Nevertheless, the fund still maintained a stake in out-of-state investments - within the limits of the fund's investment policies - in order to provide shareholders with a higher tax-adjusted yield. In some cases, comparable out-of-state obligations offered a higher tax-adjusted yield, even though they were subject to California tax. Although more of shareholders' income will be taxable than if I had purchased exclusively California obligations, shareholders may be able to retain more of the fund's dividends after taxes are taken into account.

Semiannual Report

Spartan California Municipal Money Market Fund
Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on August 31, 2001, was 1.75%, compared to 2.56% six months ago. The latest yield was the equivalent of a 2.97% taxable yield for investors in the 41.50% combined state and federal tax bracket. The fund's yields reflect that a portion of the fund's income was subject to state taxes. Through August 31, 2001, the fund's six-month total return was 1.25%, compared to 1.14% for the California tax-free money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook?

A. The Fed remains vigilant, ready to intervene with lower rates to stimulate the economy should growth remain anemic. By doing so, the Fed appears ready to prevent the economy from falling into a full-blown recession. I believe we will see lower rates over the next few months, but looking out further to how the economy will fare next year, the picture is much more murky. The economy could improve, leading the Fed to abandon its easing monetary policy. In California, technical issues of supply and demand should continue to drive the market over the near term.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks as high a level of current income, exempt from federal and California state personal income tax, as is consistent with preservation of capital

Fund number: 457

Trading symbol: FSPXX

Start date: November 27, 1989

Size: as of August 31, 2001, more than $1.0 billion

Manager: Norm Lind, since May 2001; manager, various Fidelity and Spartan municipal money market funds; joined Fidelity in 1986

Semiannual Report

Spartan California Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 8/31/01	% of fund's investments 2/28/01	% of fund's investments 8/31/00
0 - 30	75.0	81.2	77.3
31 - 90	11.1	2.4	8.5
91 - 180	1.8	14.9	2.4
181 - 397	12.1	1.5	11.8
Weighted Average Maturity
	8/31/01	2/28/01	8/31/00
Spartan California Municipal Money Market Fund	48 Days	29 Days	49 Days
California Tax-Free Money Market Funds Average*	40 Days	35 Days	49 Days
Asset Allocation (% of fund's net assets)
As of August 31, 2001	As of February 28, 2001
Variable Rate Demand Notes (VRDNs) 59.1%	Variable Rate Demand Notes (VRDNs) 64.0%
Commercial Paper (including CP Mode) 16.0%	Commercial Paper (including CP Mode) 6.4%
Tender Bonds 1.6%	Tender Bonds 0.6%
Municipal Notes 10.9%	Municipal Notes 12.4%
Municipal Money Market Funds 6.0%	Municipal Money Market Funds 14.7%
Other Investments 5.7%	Other Investments 0.9%
Net Other Assets 0.7%	Net Other Assets 1.0%

*Source: iMoneyNet, Inc.

Semiannual Report

Spartan California Municipal Money Market Fund

Investments August 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.3%
	Principal Amount (000s)	Value (Note 1) (000s)
California - 90.1%
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Rev. (Vintage Chateau Proj.) Series A, 2.8%, LOC Union Bank of California, VRDN (b)(e)	$ 3,500	$ 3,500
Alameda County Board of Ed. TRAN 3.25% 7/2/02	17,700	17,788
California Cmnty. College Fing. Auth. Rev. Participating VRDN Series FRRI 01 L17, 1.8% (Liquidity Facility Lehman Brothers, Inc.) (b)(f)	5,000	5,000
California Dept. of Wtr. Resources Central Valley Proj. Rev. Participating VRDN Series PT 351, 1.96% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(f)	9,395	9,395
California Dept. Wtr. Resources Wtr. Rev. Participating VRDN:
Series FRRI 01 K3, 1.9% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	30,000	30,000
Series FRRI 01 L9, 1.85% (Liquidity Facility Lehman Brothers, Inc.) (b)(f)	4,500	4,500
California Gen. Oblig.:
Bonds:
5.5% 6/1/02	6,500	6,624
6% 12/1/01	9,260	9,322
Participating VRDN:
Series FRRI L6, 1.8% (Liquidity Facility Lehman Brothers, Inc.) (b)(f)	18,000	18,000
Series FRRI L7, 1.8% (Liquidity Facility Lehman Brothers, Inc.) (b)(f)	8,300	8,300
Series GS 84, 1.79% (Liquidity Facility Societe Generale) (b)(f)	12,235	12,235
Series MSDW 00 391, 1.85% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(f)	4,945	4,945
Series PA 474, 1.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	1,000	1,000
Series PA 607R, 1.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,820	6,820
Series PT 1210, 1.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	3,000	3,000
Series SG 85, 1.79% (Liquidity Facility Societe Generale) (b)(f)	3,500	3,500
Series SG 95, 1.79% (Liquidity Facility Societe Generale) (b)(f)	9,085	9,085
Series SGB 7, 1.86% (Liquidity Facility Societe Generale) (b)(f)	8,775	8,775
2.25% 10/11/01, CP	6,700	6,700
2.85% 9/11/01, CP	10,800	10,800
2.9% 9/11/01, CP	7,700	7,700
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. Proj.) Series A, 1.75%, LOC Toronto-Dominion Bank, VRDN (b)	$ 3,000	$ 3,000
(Sutter Health Proj.) Series 1996 B, 2.35% (AMBAC Insured), VRDN (b)	4,900	4,900
California Hsg. Fin. Agcy. Rev.:
Bonds (Home Mtg. Prog.) Series I, 2.95% 6/14/02 (e)	13,800	13,800
Participating VRDN:
Series BA 96 C1, 1.96% (Liquidity Facility Bank of America NA) (b)(e)(f)	1,925	1,925
Series BA 96 C2, 1.96% (Liquidity Facility Bank of America NA) (b)(e)(f)	4,075	4,075
(Home Mtg. Prog.) Series U, 1.8% (MBIA Insured), VRDN (b)(e)	14,600	14,600
Series 1999 J2, 1.68% (MBIA Insured), VRDN (b)(e)	2,400	2,400
Series Q, 1.75%, LOC KBC Bank, NV, VRDN (b)(e)	15,000	15,000
California Poll. Cont. Fing. Auth. Envir. Impt. Rev. (Atlantic Richfield Co. Proj.) Series 1997 A, 1.85%, VRDN (b)(e)	2,900	2,900
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Shell Martinez Refining Co. Proj.) Series 1996 A, 2.35% (Shell Oil Co. Guaranteed), VRDN (b)(e)	2,500	2,500
California School Cash Reserve Prog. Auth. TRAN Series 2001 A, 4% 7/3/02 (AMBAC Insured)	16,700	16,884
California Statewide Cmnty. Dev. Auth. Rev. Ctfs. of Prtn. Participating VRDN Series Merlots 99 E, 1.96% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(f)	5,000	5,000
California Statewide Cmnty. Dev. Corp. Rev.:
(Carvin Corp. Proj.) 1.95%, LOC California Teachers Retirement Sys., VRDN (b)(e)	800	800
(Kennerly-Spratling Proj.) Series 1995 A, 1.95%, LOC California Teachers Retirement Sys., VRDN (b)(e)	1,935	1,935
(Northwest Pipe & Casing Co. Proj.) Series 1990, 1.95%, LOC California Teachers Retirement Sys., VRDN (b)(e)	2,250	2,250
(Pasco Scientific Proj.) 1.95%, LOC California Teachers Retirement Sys., VRDN (b)(e)	1,900	1,900
(Rapelli of California, Inc. Proj.) Series 1989, 1.95%, LOC California Teachers Retirement Sys., VRDN (b)(e)	2,500	2,500
(Supreme Truck Bodies of California Proj.) 2%, LOC Bank One NA, Michigan, VRDN (b)(e)	2,200	2,200
California Statewide Cmntys. Dev. Auth. Multi-family Rev.:
(Northwood Apts. Proj.) Series N, 2%, LOC Fannie Mae, VRDN (b)(e)	5,000	5,000
(Oakmont Stockton Proj.) Series 1997 C, 2%, LOC Commerzbank AG, VRDN (b)(e)	5,960	5,960
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Veteran Affairs Home Purchase Rev. Participating VRDN Series BS 98 47, 1.8% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(e)(f)	$ 3,880	$ 3,880
Cucamonga County Wtr. District Participating VRDN Series FRRI A32, 1.8% (Liquidity Facility Bank of New York NA) (b)(f)	4,200	4,200
East Bay Muni. Util. District Wtr. Sys. Rev. Series 1988, 2.65% 11/9/01, CP	8,100	8,100
Foothill-De Anza Cmnty. College District Participating VRDN:
Series Merlots 00 YY, 1.96% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(f)	6,300	6,300
Series MSDW 00 473, 1.9% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(f)	2,445	2,445
Golden Gate Bridge & Hwy. District Series A, 2.6% 10/9/01, CP	10,000	10,000
Irvine Ranch Wtr. District Rev. (District #140 Impt. Proj.) Series 1989, 2.3%, LOC Toronto-Dominion Bank, VRDN (b)	7,385	7,385
Lassen Muni. Util. District Rev. Series 1996 A, 2.05% (FSA Insured) (BPA Dexia Cr. Local de France), VRDN (b)(e)	4,435	4,435
Livermore Redev. Agcy. Multi-family Rev. Bonds (Livermore Sr. Hsg. Apts. Proj.) 2.6%, tender 3/29/02 (b)(e)	8,400	8,400
Long Beach Hbr. Rev. Series A, 2.65% 10/9/01, CP (e)	20,100	20,100
Los Angeles County Gen. Oblig.:
2.3% 9/20/01, LOC Westdeutsche Landesbank Girozentrale, LOC Bayerische Landesbank Girozentrale, CP	2,400	2,400
2.65% 9/18/01, LOC Westdeutsche Landesbank Girozentrale, LOC Bayerische Landesbank Girozentrale, CP	7,800	7,800
Los Angeles County Hsg. Auth. Multi-family Hsg. Rev. (Park Sierra Apts. Proj.) Series 1986 A, 1.95%, LOC Freddie Mac, VRDN (b)(e)	13,100	13,100
Los Angeles County Metro. Trans. Auth. Rev. Participating VRDN Series SGB 1, 1.86% (Liquidity Facility Societe Generale) (b)(f)	20,000	20,000
Los Angeles County Metro. Trans. Auth. Sales Tax Rev. Participating VRDN Series SG 46, 1.71% (Liquidity Facility Societe Generale) (b)(f)	6,530	6,530
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Participating VRDN Series Merlots 00 JJJ, 1.96% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(f)	8,830	8,830
Los Angeles County Schools Pooled Fing. Prog. Ctfs. of Prtn. TRAN Series A, 3.5% 7/1/02 (FSA Insured)	7,800	7,852
Los Angeles Dept. Arpts. Rev. Participating VRDN Series SG 61, 1.79% (Liquidity Facility Societe Generale) (b)(e)(f)	6,655	6,655
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2001 B7, 2%, VRDN (b)	$ 16,000	$ 16,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Participating VRDN Series Merlots 99 L, 1.96% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(f)	8,500	8,500
2.6% 10/9/01, LOC Bank of America NA, LOC Bayerische Landesbank Girozentrale, CP	12,600	12,600
2.65% 10/16/01, LOC Bank of America NA, LOC Bayerische Landesbank Girozentrale, CP	4,400	4,400
Los Angeles Gen. Oblig. TRAN 3.5% 6/28/02	10,000	10,068
Los Angeles Hbr. Dept. Rev. Participating VRDN:
Series FRRI 7, 1.85% (Liquidity Facility Bank of New York NA) (b)(e)(f)	10,600	10,600
Series FRRI A17, 1.9% (Liquidity Facility Commerzbank AG) (b)(e)(f)	2,400	2,400
Series FRRI L26, 1.9% (Liquidity Facility Lehman Brothers, Inc.) (b)(e)(f)	7,000	7,000
Series MSDW 00 349, 1.9% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(f)	2,660	2,660
Series SG 59, 1.79% (Liquidity Facility Societe Generale) (b)(e)(f)	8,950	8,950
Los Angeles Single Family Home Mtg. Rev. Bonds Series B, 2.75% 6/1/02 (e)	7,000	7,001
Los Angeles Unified School District:
Participating VRDN Series LB 00 L13, 1.9% (Liquidity Facility Lehman Brothers, Inc.) (b)(f)	21,000	21,000
TRAN:
Series A, 5.25% 10/3/01	1,500	1,503
4% 7/23/02	12,500	12,643
Los Angeles Wastewtr. Sys. Rev. Participating VRDN Series SGA 26, 1.8% (Liquidity Facility Societe Generale) (b)(f)	6,970	6,970
Metro. Wtr. District Southern California Wtrwks. Rev. Participating VRDN:
Series Merlots 99 O, 1.96% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(f)	6,880	6,880
Series PA 546, 1.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	1,000	1,000
Series PA 837, 1.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,995	4,995
Northern California Transmission Auth. Rev. Series B:
3% 9/11/01, LOC Westdeutsche Landesbank Girozentrale, CP	2,000	2,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Northern California Transmission Auth. Rev. Series B: - continued
3% 9/11/01, LOC Westdeutsche Landesbank Girozentrale, CP	$ 10,700	$ 10,700
3.05% 10/11/01, LOC Westdeutsche Landesbank Girozentrale, CP	3,200	3,200
Oakland Gen. Oblig. Participating VRDN Series Merlots 00 A, 1.96% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(f)	3,000	3,000
Oceanside Multi-family Rev. (Riverview Springs Apts. Proj.) Series 1990 A, 1.87%, LOC Bank One, Arizona NA, VRDN (b)(e)	10,370	10,370
Orange County Apt. Dev. Rev.:
(Ladera Apts. Proj.) Series 2001 II B, 2.1%, LOC Fannie Mae, VRDN (b)	7,500	7,500
(Wood Canyon Villas Proj.) Series 2001 E, 2.1% (Liquidity Facility Fannie Mae), VRDN (b)	5,000	5,000
Oxnard School District TRAN 4% 7/24/02	3,500	3,540
Port of Oakland Gen. Oblig. Participating VRDN:
Series Merlots 00 JJ, 2.01% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(f)	5,700	5,700
Series RobIns 5, 1.83% (Liquidity Facility Bank of New York NA) (b)(e)(f)	6,200	6,200
Port of Oakland Port Rev.:
Participating VRDN Series FRRI A24, 1.85% (Liquidity Facility Commerzbank AG) (b)(e)(f)	3,000	3,000
Series A, 2.75% 9/10/01, LOC Commerzbank AG, LOC Bank of Nova Scotia, CP (e)	12,490	12,490
Series B, 2.8% 9/7/01, LOC Commerzbank AG, LOC Bank of Nova Scotia, CP	5,000	5,000
Riverside County Teeter Oblig. Series B, 2.25% 9/26/01, LOC Westdeutsche Landesbank Girozentrale, CP	7,375	7,375
Sacramento County Gen. Oblig.:
Participating VRDN Series FRRI 01 L16, 1.8% (Liquidity Facility Lehman Brothers, Inc.) (b)(f)	47,000	46,999
TRAN 5.25% 10/4/01	7,500	7,515
Sacramento County Hsg. Auth. Multi-family Hsg. Rev. (Sun Valley Proj.) Series 2001 F, 1.87%, LOC Fannie Mae, VRDN (b)(e)	3,750	3,750
San Bernardino County Gen. Oblig. TRAN 5.5% 9/28/01	3,900	3,907
San Diego County & School District TRAN 3.5% 6/28/02	10,500	10,571
San Diego County Multi-family Hsg. Rev. Series 1985 C, 1.85%, LOC Fannie Mae, VRDN (b)	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series A, 3% 9/10/01, CP	$ 8,000	$ 8,000
San Diego Indl. Dev. Rev. Participating VRDN Series FRRI 00 L1, 2.2% (Liquidity Facility Lehman Brothers, Inc.) (b)(f)	13,735	13,735
San Diego Unified School District:
Participating VRDN Series SGA 01 120, 1.8% (Liquidity Facility Societe Generale) (b)(f)	17,565	17,565
TRAN 5.25% 10/4/01	5,000	5,006
San Francisco City & County Multi-family (8th & Howard Family Apts. Proj.) Series 2000 B, 2.15%, LOC Citibank NA, New York, VRDN (b)(e)	11,600	11,600
San Francisco City & County Parking Meter Rev. Participating VRDN Series BA 96 A, 1.71% (Liquidity Facility Bank of America NA) (b)(f)	10,075	10,075
San Francisco City & County Pub. Util. Commission Wtr. Rev. 2.85% 9/11/01, LOC Bayerische Landesbank Girozentrale, LOC State Street Bank & Trust Co., CP	3,800	3,800
San Jose Multiple-family Hsg. Rev. (Carlton Plaza Proj.) Series 1998 A, 2.3%, LOC Commerzbank AG, VRDN (b)(e)	3,000	3,000
Santa Clara Valley Wtr. District Ctfs. of Prtn. Participating VRDN Series Merlots 00 MM, 1.96% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(f)	8,900	8,900
Santa Rosa Multiple-family Hsg. Rev. (Quail Run Apts./Santa Rosa Hsg. Partners Proj.) Series 1997 A, 1.95%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	5,550	5,550
Southern California Home Fing. Auth. Single Family Rev. Bonds Series 2001 A2, 2.45% 2/1/02 (a)(e)	9,000	9,000
Stanislaus County Gen. Oblig. TRAN 4.25% 11/14/01	5,000	5,004
Stanislaus County Office of Ed. TRAN 3.5% 7/16/02	6,230	6,276
Univ. of California Revs.:
Participating VRDN:
Series FRRI N12, 1.8% (Liquidity Facility Bank of New York NA) (b)(f)	13,950	13,950
Series Merlots 97 G, 1.96% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(f)	20,000	20,000
Series A:
2.5% 9/4/01, CP	10,000	10,000
2.6% 9/6/01, CP	3,000	3,000
2.6% 10/10/01, CP	5,000	5,000
Vallejo Unified School District TRAN 4.5% 10/24/01	4,200	4,204
		915,582
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Guam - 0.5%
Guam Pwr. Auth. Rev. Participating VRDN Series PA 531, 1.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$ 5,085	$ 5,085
Puerto Rico - 2.7%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
Series Merlots 00 EE, 1.91% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(f)	4,295	4,295
Series MSDW 00 312, 1.85% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(f)	3,575	3,575
Puerto Rico Commonwealth Infrastructure Fing. Auth. Bonds Series A, 4.5% 10/1/01	10,685	10,697
Puerto Rico Infrastructure Fing. Auth. Bonds Series AAB 00 17, 3.2%, tender 10/24/01 (Liquidity Facility ABN-AMRO Bank NV) (b)(f)(g)	8,300	8,300
		26,867
	Shares
Other - 6.0%
Fidelity Municipal Cash Central Fund, 2.44% (c)(d)	61,143,000	61,143
TOTAL INVESTMENT PORTFOLIO - 99.3%		1,008,677
NET OTHER ASSETS - 0.7%		7,583
NET ASSETS - 100%		$ 1,016,260
Total Cost for Income Tax Purposes $ 1,008,677
Security Type Abbreviations
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(d) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Puerto Rico Infrastructure Fing. Auth. Bonds Series AAB 00 17, 3.2%, tender 10/24/01 (Liquidity Facility ABN-AMRO Bank NV)	10/26/00 - 4/25/01	$ 8,300
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,300,000 or 0.8% of net assets.

Income Tax Information
At February 28, 2001, the fund had a capital loss carryforward of approximately $224,000 of which $184,000 and $40,000 will expire on February 28, 2003 and 2006, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan California Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2001 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule		$ 1,008,677
Cash		15,161
Receivable for fund shares sold		4,186
Interest receivable		5,948
Other receivables		92
Total assets		1,034,064
Liabilities
Payable for investments purchased Regular delivery	$ 5,000
Delayed delivery	9,000
Payable for fund shares redeemed	3,227
Distributions payable	143
Accrued management fee	427
Other payables and accrued expenses	7
Total liabilities		17,804
Net Assets		$ 1,016,260
Net Assets consist of:
Paid in capital		$ 1,016,439
Accumulated net realized gain (loss) on investments		(185)
Unrealized gain from accretion of discount		6
Net Assets, for 1,016,435 shares outstanding		$ 1,016,260
Net Asset Value, offering price and redemption price per share ($1,016,260 ÷ 1,016,435 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan California Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended August 31, 2001 (Unaudited)
Investment Income Interest		$ 15,315
Expenses
Management fee	$ 2,595
Non-interested trustees' compensation	2
Total expenses before reductions	2,597
Expense reductions	(194)	2,403
Net investment income		12,912
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		39
Increase (decrease) in net unrealized gain from accretion of discount		4
Net gain (loss)		43
Net increase in net assets resulting from operations		$ 12,955

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan California Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2001 (Unaudited)	Year ended February 28, 2001
Increase (Decrease) in Net Assets
Operations Net investment income	$ 12,912	$ 35,998
Net realized gain (loss)	39	245
Increase (decrease) in net unrealized gain from accretion of discount	4	2
Net increase (decrease) in net assets resulting from operations	12,955	36,245
Distributions to shareholders from net investment income	(12,912)	(35,998)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	433,125	907,671
Reinvestment of distributions from net investment income	12,281	34,137
Cost of shares redeemed	(464,569)	(1,046,204)
Net increase (decrease) in net assets and shares resulting from share transactions	(19,163)	(104,396)
Total increase (decrease) in net assets	(19,120)	(104,149)
Net Assets
Beginning of period	1,035,380	1,139,529
End of period	$ 1,016,260	$ 1,035,380

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2001	Years ended February 28,
	(Unaudited)	2001	2000 E	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations Net investment income	.012	.033	.028	.028	.032	.031
Less Distributions
From net investment income	(.012)	(.033)	(.028)	(.028)	(.032)	(.031)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C, F	1.25%	3.33%	2.79%	2.84%	3.26%	3.18%
Ratios to Average Net Assets
Expenses before expense reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of voluntary waivers, if any	.50% A	.50%	.50%	.50%	.45%	.35%
Expenses net of all reductions	.46% A, D	.49% D	.49% D	.49% D	.45%	.34% D
Net investment income	2.47% A	3.29%	2.75%	2.81%	3.21%	3.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,016	$ 1,035	$ 1,140	$ 1,229	$ 1,353	$ 1,344

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

E For the year ended February 29.

F Total returns do not include the account closeout fee.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity California Municipal Money Market Fund

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.

Cumulative Total Returns

Periods ended August 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity® CA Municipal Money Market	1.23%	2.82%	15.31%	31.68%
California Tax-Free Money Market Funds Average	1.14%	2.60%	14.65%	30.84%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the California tax-free money market funds average, which reflects the performance of California tax-free money market funds with similar objectives tracked by iMoneyNet, Inc. The past six month average represents a peer group of 47 money market funds.

Average Annual Total Returns

Periods ended August 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity CA Municipal Money Market	2.82%	2.89%	2.79%
California Tax-Free Money Market Funds Average	2.60%	2.77%	2.72%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Fidelity California Municipal Money Market Fund
Performance - continued

Yields

	9/3/01	5/28/01	2/26/01	11/27/00	8/28/00

California Municipal Money Market	1.63%	2.52%	2.58%	3.58%	3.39%

California Tax-Free Money Market Funds Average	1.60%	2.33%	2.03%	3.44%	3.14%

California Municipal Money Market Tax-equivalent	2.77%	4.29%	4.41%	6.11%	5.80%

Portion of fund's income subject to state taxes	10.28%	3.64%	18.86%	14.72%	19.45%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the California tax-free money market funds average as tracked by iMoneyNet, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective federal and state income tax rate of 41.50%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you'd have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price.

Semiannual Report

Fidelity California Municipal Money Market Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
Note to shareholders: Norm Lind became Portfolio Manager of Fidelity California Municipal Money Market Fund on May 1, 2001.

Q. Norm, what was the investment environment like during the six months that ended August 31, 2001?

A. The Federal Reserve Board's rate-cutting policy dominated discussion. U.S. economic growth remained anemic, industrial production and corporate spending stagnated and the stock market was racked by volatility. On the positive side, energy prices came off their peaks and inflation remained under control. Within this climate, the Fed continued to lower the rate banks charge each other for overnight loans, known as the fed funds target rate. The Fed lowered the target rate by 0.50 percentage points three times, in March, April and May, and followed with two 0.25 percentage-point cuts in June and August. All in all, within this easing cycle the Fed brought the rate from 5.50% at the beginning of the period to 3.50% at the end of August 2001.

Q. What developments of note influenced the California municipal money market?

A. Two factors that had significant impact were the collapse of the dot-com industry and the state's power crisis. While we've seen signs that California's fiscal situation is improving, the state's credit rating was downgraded during the period due to ongoing concerns about the effects of power shortages. This situation also has forced the state to increase new issue supply in order to raise funds to help bail out the struggling utilities. At the same time, demand for California tax-exempt securities has fallen off due to the crash of dot-com and associated firms, many of which are located in California. Previously, investor appetite for tax-exempt paper was quite strong as high-net-worth employees in the technology industry sought to invest bonus and other incomes. With wealth levels on a sharp decline, weak demand and added supply have caused California tax-exempt yields to fall less than national levels.

Q. What was your strategy with the fund?

A. In a falling interest-rate environment, it's a typical approach to invest in longer-term, fixed-rate notes in order to lock in yields before they drop. However, I moderated this approach due to factors unique to the California market. I maintained the fund's average maturity at relatively lower levels, in order to invest in higher yields as they emerged due to technical issues of supply and demand. California is poised to offer two of the largest municipal bond deals in history. One is an anticipated $6 billion of new issuance for cash-flow borrowing that will be paid from general revenues. The second, anticipated to come later in the year, is a bond issue with $4 billion of short-term debt to finance the state's power purchases. Instead of committing capital at this point, I decided to wait until the glut of new supply brings bonds offering higher yields to market. The relatively high level of yields in California money market securities also encouraged me to invest less in out-of-state securities than typically seen in the past. Nevertheless, the fund still maintained a stake in out-of-state investments - within the limits of the fund's investment policies - in order to provide shareholders with a higher tax-adjusted yield. In some cases, comparable out-of-state obligations offered a higher tax-adjusted yield, even though they were subject to California tax. Although more of shareholders' income will be taxable than if I had purchased exclusively California obligations, shareholders may be able to retain more of the fund's dividends after taxes are taken into account.

Semiannual Report

Fidelity California Municipal Money Market Fund
Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on August 31, 2001, was 1.65%, compared to 2.51% six months ago. The latest yield was the equivalent of a 2.81% taxable yield for investors in the 41.50% combined state and federal tax bracket. The fund's yields reflect that a portion of the fund's income was subject to state taxes. Through August 31, 2001, the fund's six-month total return was 1.23%, compared to 1.14% for the California tax-free money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook?

A. The Fed remains vigilant, ready to intervene with lower rates to stimulate the economy should growth remain anemic. By doing so, the Fed appears ready to prevent the economy from falling into a full-blown recession. I believe we will see lower rates over the next few months, but looking out further to how the economy will fare next year, the picture is much more murky. The economy could improve, leading the Fed to abandon its easing monetary policy. In California, technical issues of supply and demand should continue to drive the market over the near term.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks as high a level of current income, exempt from federal and California state personal income tax, as is consistent with preservation of capital

Fund number: 097

Trading symbol: FCFXX

Start date: July 7, 1984

Size: as of August 31, 2001, more than $2.1 billion

Manager: Norm Lind, since May 2001; manager, various Fidelity and Spartan municipal money market funds; joined Fidelity in 1992

Semiannual Report

Fidelity California Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 8/31/01	% of fund's investments 2/28/01	% of fund's investments 8/31/00
0 - 30	77.7	81.1	78.2
31 - 90	9.1	2.4	8.3
91 - 180	0.9	14.3	2.6
181 - 397	12.3	2.2	10.9
Weighted Average Maturity
	8/31/01	2/28/01	8/31/00
Fidelity California Municipal Money Market Fund	47 Days	30 Days	47 Days
California Tax-Free Money Market Funds Average*	40 Days	35 Days	49 Days
Asset Allocation (% of fund's net assets)
As of August 31, 2001	As of February 28, 2001
Variable Rate Demand Notes (VRDNs) 64.0%	Variable Rate Demand Notes (VRDNs) 61.6%
Commercial Paper (including CP Mode) 13.7%	Commercial Paper (including CP Mode) 6.8%
Tender Bonds 1.6%	Tender Bonds 0.4%
Municipal Notes 11.2%	Municipal Notes 12.1%
Municipal Money Market Funds 0.0%	Municipal Money Market Funds 15.6%
Other Investments 5.9%	Other Investments 0.9%
Net Other Assets 3.6%	Net Other Assets 2.6%

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity California Municipal Money Market Fund

Investments August 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 96.4%
	Principal Amount (000s)	Value (Note 1) (000s)
California - 89.0%
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Rev. (Vintage Chateau Proj.) Series A, 2.8%, LOC Union Bank of California, VRDN (b)(e)	$ 7,500	$ 7,500
Alameda County Indl. Dev. Auth. Rev. (Longview Fibre Co. Proj.) Series 1988, 2.3%, LOC ABN-AMRO Bank NV, VRDN (b)	1,750	1,750
California Cmnty. College Fing. Auth. Rev. Participating VRDN Series FRRI 01 L17, 1.8% (Liquidity Facility Lehman Brothers, Inc.) (b)(f)	73,150	73,150
California Dept. Wtr. Resources Wtr. Rev. Participating VRDN:
Series FRRI 01 K2, 1.9% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	74,950	74,950
Series FRRI 01 K3, 1.9% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	45,950	45,950
Series FRRI 01 L8, 1.8% (Liquidity Facility Lehman Brothers, Inc.) (b)(f)	8,000	8,000
Series FRRI 01 L9, 1.85% (Liquidity Facility Lehman Brothers, Inc.) (b)(f)	8,690	8,690
California Gen. Oblig.:
Bonds:
5.5% 6/1/02	12,875	13,121
6% 12/1/01	10,000	10,068
Participating VRDN:
Series 1996 L, 1.79% (Liquidity Facility Caisse des Depots et Consignations) (b)(f)	2,800	2,800
Series CDC 00 T, 1.79% (Liquidity Facility Caisse des Depots et Consignations) (b)(f)	17,405	17,405
Series EGL 00 C0505, 1.86% (Liquidity Facility Citibank NA, New York) (b)(f)	15,965	15,965
Series EGL 96 C0503, 1.86% (Liquidity Facility Citibank NA, New York) (b)(f)	4,950	4,950
Series FRRI 00 L5, 1.8% (Liquidity Facility Lehman Brothers, Inc.) (b)(f)	18,000	18,000
Series FRRI L7, 1.8% (Liquidity Facility Lehman Brothers, Inc.) (b)(f)	9,700	9,700
Series Merlots 00 A, 2.01% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(f)	17,500	17,500
Series Merlots 99 M, 2.21% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(f)	10,000	10,000
Series MSDW 00 474X, 1.85% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(f)	7,495	7,495
Series PA 779R, 1.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	1,000	1,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Gen. Oblig.: - continued
Series PT 464R, 1.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	$ 4,995	$ 4,995
Series PT 594, 1.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,820	5,820
Series RF 01 1, 1.91% (Liquidity Facility Bank of New York NA) (b)(f)	10,680	10,680
Series SG 85, 1.79% (Liquidity Facility Societe Generale) (b)(f)	5,000	5,000
2.15% 9/13/01, CP	14,000	14,000
2.25% 10/11/01, CP	14,300	14,300
2.3% 9/20/01, CP	5,300	5,300
2.85% 9/11/01, CP	21,500	21,500
2.9% 9/11/01, CP	15,400	15,400
California Health Facilities Fing. Auth. Rev. (Adventist Health Sys. West Proj.) Series 1998 A, 2.35% (MBIA Insured), LOC California Teachers Retirement Sys., VRDN (b)	4,400	4,400
California Hsg. Fin. Agcy. Rev.:
Bonds (Home Mtg. Prog.) Series I, 2.95% 6/14/02 (e)	26,200	26,200
Participating VRDN:
Series BA 96 C1, 1.96% (Liquidity Facility Bank of America NA) (b)(e)(f)	3,225	3,225
Series PA 58, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	3,000	3,000
(Home Mtg. Prog.):
Series U, 1.8% (MBIA Insured), VRDN (b)(e)	21,115	21,115
Series X2, 1.68% (FSA Insured), VRDN (b)(e)	36,445	36,445
Series 2000 J, 1.68% (FSA Insured), VRDN (b)(e)	6,960	6,960
Series 2000 M, 1.68% (FSA Insured), VRDN (b)(e)	8,400	8,400
Series 2000 N, 1.68% (FSA Insured), VRDN (b)(e)	4,000	4,000
Series Q, 1.75%, LOC KBC Bank, NV, VRDN (b)(e)	29,950	29,950
California Infrastructure & Econ. Dev. Bank 2.75% 9/12/01, LOC Bank of America NA, CP	9,000	9,000
California Poll. Cont. Fing. Auth. Resource Recovery Rev. Series 1987, 2.4%, LOC Westdeutsche Landesbank Girozentrale, VRDN (b)(e)	16,345	16,345
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.:
(New United Motor Manufacturing Proj.) Series A, 1.95%, LOC California Teachers Retirement Sys., VRDN (b)(e)	7,615	7,615
(Shell Martinez Refining Co. Proj.) Series 1996 A, 2.35% (Shell Oil Co. Guaranteed), VRDN (b)(e)	6,700	6,700
(Western Waste Industries Proj.) Series 1994 A, 2.15%, LOC Fleet Bank NA, VRDN (b)(e)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Pub. Works Board Lease Rev. Participating VRDN:
Series 2000 B, 1.96% (Liquidity Facility Bank of America NA) (b)(f)	$ 6,210	$ 6,210
Series PA 865R, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,995	4,995
California School Cash Reserve Prog. Auth. TRAN Series 2001 A, 4% 7/3/02 (AMBAC Insured)	33,300	33,666
California Statewide Cmnty. Dev. Auth. Indl. Dev. Rev. (Arthurmade Plastics, Inc. Proj.) Series 2000 A, 1.95%, LOC Bank of America NA, VRDN (b)(e)	6,100	6,100
California Statewide Cmnty. Dev. Auth. Rev.:
(JTF Enterprises LLC Proj.) Series 1996 A, 2%, LOC Bank of America NA, VRDN (b)(e)	3,000	3,000
Series 1998, 2.35%, LOC Bank of Scotland, VRDN (b)	9,930	9,930
California Statewide Cmnty. Dev. Corp. Rev.:
(American Zettler, Inc. Proj.) Series 1989, 1.95%, LOC California Teachers Retirement Sys., VRDN (b)(e)	1,975	1,975
(Bro-Co. Gen. Partnership Proj.) Series 1990, 1.95%, LOC California Teachers Retirement Sys., VRDN (b)(e)	2,920	2,920
(Cordeiro Vault Co., Inc. Proj.) Series 1996 M, 1.95%, LOC California Teachers Retirement Sys., VRDN (b)(e)	625	625
(Evapco, Inc. Proj.) Series 1996 K, 2%, LOC Bank of America NA, VRDN (b)(e)	1,330	1,330
(Fibrebond West, Inc. Proj.) Series 1996 N, 1.95%, LOC California Teachers Retirement Sys., VRDN (b)(e)	3,400	3,400
(Lansmont Corp. Proj.) Series 1996 G, 2%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)(e)	1,945	1,945
(Lynwood Enterprises LLC Proj.) Series 1997 D, 2%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	3,400	3,400
(Merrill Packaging Proj.) 2%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)(e)	1,310	1,310
(Peet's Coffee & Tea, Inc. Proj.) Series 1995 E, 1.95%, LOC California Teachers Retirement Sys., VRDN (b)(e)	1,740	1,740
(Redline Synthetic Oil Corp. Proj.) 1.95%, LOC California Teachers Retirement Sys., VRDN (b)(e)	965	965
(Rix Ind. Proj.) Series 1996 I, 2%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)(e)	1,600	1,600
(Setton Properties, Inc. Proj.) Series 1995 E, 2%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)(e)	2,120	2,120
(Sunclipse, Inc., Alhambra Proj.) Series 1989, 1.95%, LOC California Teachers Retirement Sys., VRDN (b)(e)	3,200	3,200
(Sunclipse, Inc., Union City Proj.) Series 1989, 1.95%, LOC California Teachers Retirement Sys., VRDN (b)(e)	2,135	2,135
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Statewide Cmnty. Dev. Corp. Rev.: - continued
(W&H Voortman, Inc. Proj.) Series 1990, 1.95%, LOC California Teachers Retirement Sys., VRDN (b)(e)	$ 840	$ 840
California Statewide Cmntys. Dev. Auth. Multi-family Rev.:
(Crocker Oaks Apts. Proj.) Series 2001 H, 2%, LOC Fannie Mae, VRDN (b)(e)	6,750	6,750
(Grove Apts. Proj.) Series X, 2.05%, LOC Fannie Mae, VRDN (b)(e)	6,150	6,150
(Sunrise Fresno Proj.) Series B, 1.9%, LOC Fannie Mae, VRDN (b)	3,600	3,600
(Villa Paseo Proj.) 2%, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)(e)	4,000	4,000
California Univ. Rev. Series 2001 A, 3% 9/11/01, LOC Bayerische Landesbank Girozentrale, LOC Morgan Guaranty Trust Co., NY, CP	5,040	5,040
Camarillo City Multi-Family Hsg. Rev. (Hacienda de Camarillo Proj.) Series 1996, 1.95%, LOC Fannie Mae, VRDN (b)(e)	3,000	3,000
Contra Costa County TRAN Series A, 5.25% 10/1/01	1,990	1,992
Contra Costa County Board of Ed. TRAN 3.25% 7/2/02	17,900	17,989
East Bay Muni. Util. District Wtr. Sys. Rev. Series 1988:
2.65% 11/9/01, CP	16,100	16,100
2.75% 10/11/01, CP	5,000	5,000
East Side Union High School District Santa Clara County TRAN 3.5% 7/2/02	12,700	12,792
Foothill-De Anza Cmnty. College District Participating VRDN Series Merlots 00 YY, 1.96% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(f)	3,690	3,690
Fowler Indl. Dev. Auth. Indl. Dev. Rev. (Bee Sweet Citrus, Inc. Proj.) Series 1995, 2%, LOC Bank of America NA, VRDN (b)(e)	3,500	3,500
Fremont Multi-family Hsg. Rev. (Treetops Apts.) Series 1996 A, 1.95%, LOC Fannie Mae, VRDN (b)(e)	6,800	6,800
Fresno Arpt. Rev. Participating VRDN Series Merlots 00 B2, 2.01% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(f)	4,185	4,185
Fresno Multi-family Hsg. Rev. (Heron Pointe Apts. Proj.) Series 2001 A, 1.8%, LOC Fannie Mae, VRDN (b)	8,600	8,600
Garden Grove Hsg. Auth. Multi-family Hsg. Rev. (Valley View Sr. Villas Proj.) Series 1990 A, 1.95%, LOC Comerica Bank California, VRDN (b)(e)	9,100	9,100
Golden Gate Bridge & Hwy. District Series A, 2.7% 9/6/01, CP	4,000	4,000
Lassen Muni. Util. District Rev. Series 1996 A, 2.05% (FSA Insured) (BPA Dexia Cr. Local de France), VRDN (b)(e)	2,260	2,260
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Livermore Multiple-family Mtg. Rev. (Portola Meadows Apts. Proj.) Series 1989 A, 1.95%, LOC Bank of America NA, VRDN (b)(e)	$ 4,900	$ 4,900
Livermore Redev. Agcy. Multi-family Rev. Bonds (Livermore Sr. Hsg. Apts. Proj.) 2.6%, tender 3/29/02 (b)(e)	18,400	18,400
Long Beach Hbr. Rev.:
Participating VRDN:
Series FRRI A7, 2.05% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(f)	9,900	9,900
Series MSDW 00 418, 1.9% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(e)(f)	18,190	18,190
Series A, 2.65% 10/9/01, CP (e)	42,800	42,800
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Rowan Lofts Proj.) Series 2000 A, 2%, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)(e)	7,140	7,140
Los Angeles County Gen. Oblig. 2.65% 9/18/01, LOC Westdeutsche Landesbank Girozentrale, LOC Bayerische Landesbank Girozentrale, CP	15,500	15,500
Los Angeles County Hsg. Auth. Multi-family Hsg. Rev.:
(Malibu Canyon Apts. Proj.) Series B, 2%, LOC Freddie Mac, VRDN (b)	15,000	15,000
(Park Sierra Apts. Proj.) Series 1986 A, 1.95%, LOC Freddie Mac, VRDN (b)(e)	20,900	20,900
Los Angeles County Metro. Trans. Auth. Rev. Participating VRDN Series SGB 2, 1.86% (Liquidity Facility Societe Generale) (b)(f)	15,100	15,100
Los Angeles County Metro. Trans. Auth. Sales Tax Rev. Participating VRDN Series SG 54, 1.71% (Liquidity Facility Societe Generale) (b)(f)	3,525	3,525
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Participating VRDN Series Merlots 00 JJJ, 1.96% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(f)	16,000	16,000
Los Angeles County Schools Pooled Fing. Prog. Ctfs. of Prtn. TRAN:
Series A, 3.5% 7/1/02 (FSA Insured)	15,200	15,301
Series B, 5% 10/2/01 (FSA Insured)	5,000	5,004
Los Angeles Dept. Arpts. Rev. Participating VRDN Series SG 61, 1.79% (Liquidity Facility Societe Generale) (b)(e)(f)	3,400	3,400
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Participating VRDN:
Series Putters 182, 1.75% (Liquidity Facility Morgan Guaranty Trust Co., NY) (b)(f)	5,995	5,995
Series Putters 183, 1.75% (Liquidity Facility Morgan Guaranty Trust Co., NY) (b)(f)	14,995	14,995
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Rev.: - continued
Series 2001 B2, 2%, VRDN (b)	$ 10,000	$ 10,000
Series 2001 B7, 2%, VRDN (b)	34,000	34,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Participating VRDN Series Merlots 99 L, 1.96% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(f)	23,300	23,300
Series 2001 B1, 1.7% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	20,500	20,500
Series 2001 B4, 1.7% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	3,100	3,100
2.6% 10/10/01, LOC Bank of America NA, LOC Bayerische Landesbank Girozentrale, CP	9,000	9,000
2.65% 10/16/01, LOC Bank of America NA, LOC Bayerische Landesbank Girozentrale, CP	9,300	9,300
2.8% 9/7/01, LOC Bank of America NA, LOC Bayerische Landesbank Girozentrale, CP	15,500	15,500
Los Angeles Gen. Oblig.:
Participating VRDN Series PA 709, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	3,960	3,960
TRAN 3.5% 6/28/02	20,000	20,136
Los Angeles Hbr. Dept. Rev. Participating VRDN:
Series FRRI 7, 1.85% (Liquidity Facility Bank of New York NA) (b)(e)(f)	6,020	6,020
Series FRRI A17, 1.9% (Liquidity Facility Commerzbank AG) (b)(e)(f)	3,000	3,000
Series FRRI L26, 1.9% (Liquidity Facility Lehman Brothers, Inc.) (b)(e)(f)	12,950	12,950
Series MSDW 00 349, 1.9% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(f)	4,700	4,700
Series RobIns 00 7, 1.83% (Liquidity Facility Bank of New York NA) (b)(e)(f)	4,000	4,000
Series SG 59, 1.79% (Liquidity Facility Societe Generale) (b)(e)(f)	4,725	4,725
Los Angeles Multiple-family Hsg. Rev. (Channel Gateway Apts. Proj.) Series 1989 B, 1.9%, LOC Freddie Mac, VRDN (b)(e)	5,000	5,000
Los Angeles Unified School District:
Participating VRDN:
Series LB 00 L13, 1.9% (Liquidity Facility Lehman Brothers, Inc.) (b)(f)	28,900	28,900
Series PA 792R, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	3,500	3,500
TRAN 4% 7/23/02	25,500	25,791
Los Angeles Wastewtr. Sys. Rev. 2.65% 12/10/01, CP	9,600	9,600
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev.:
Participating VRDN Series FRRI 99 A23, 1.8% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(f)	$ 7,450	$ 7,450
(San Juan Proj.) Series 1997 E, 1.7% (MBIA Insured) (BPA Nat'l. Westminster Bank PLC), VRDN (b)	4,300	4,300
Metro. Wtr. District Southern California Wtrwks. Rev. Participating VRDN:
Series BS 01 113A, 1.8% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	14,890	14,890
Series Merlots 99 O, 1.96% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(f)	9,500	9,500
Milipitas Multiple-family Rev. (Crossing at Montague Proj.) Series A, 1.95%, LOC Fannie Mae, VRDN (b)(e)	20,200	20,200
Northern California Transmission Auth. Rev. Series B:
2.7% 10/11/01, LOC Westdeutsche Landesbank Girozentrale, CP	500	500
3% 9/11/01, LOC Westdeutsche Landesbank Girozentrale, CP	23,500	23,500
3.05% 10/11/01, LOC Westdeutsche Landesbank Girozentrale, CP	6,800	6,800
Orange County Apt. Dev. Rev.:
(Hidden Hills Apts. Proj.) Series 1985 U, 2%, LOC Freddie Mac, VRDN (b)	9,900	9,900
(Ladera Apts. Proj.) Series 2001 II B, 2.1%, LOC Fannie Mae, VRDN (b)	16,000	16,000
Peninsula Corridor Joint Powers Board RAN:
Series 2001 B, 2.95% 8/22/02 (American Int'l. Group, Inc. Guaranteed)	8,200	8,227
Series C, 3.95% 10/19/01	6,875	6,877
Pittsburg Multi-family Mtg. Rev. (Fountain Plaza Apt. Proj.) 2.05%, LOC Fannie Mae, VRDN (b)	7,500	7,500
Pleasant Hill Redev. Agcy. Multi-family Hsg. Rev. (Chateau III Proj.) Series 2001, 2%, VRDN (b)(e)	5,000	5,000
Pleasanton Multi-family Rev. (Bernal Apts. Proj.) Series A, 2%, LOC Fannie Mae, VRDN (b)(e)	18,925	18,925
Port of Oakland Gen. Oblig. Participating VRDN:
Series Merlots 00 JJ, 2.01% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(f)	9,300	9,300
Series RobIns 13, 1.83% (Liquidity Facility Bank of New York NA) (b)(e)(f)	6,400	6,400
Series RobIns 5, 1.83% (Liquidity Facility Bank of New York NA) (b)(e)(f)	6,090	6,090
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Port of Oakland Port Rev. Participating VRDN:
Series FRRI A1, 1.85% (Liquidity Facility Commerzbank AG) (b)(e)(f)	$ 6,800	$ 6,800
Series FRRI A24, 1.85% (Liquidity Facility Commerzbank AG) (b)(e)(f)	11,925	11,925
Sacramento County Gen. Oblig.:
Participating VRDN Series FRRI 01 L16, 1.8% (Liquidity Facility Lehman Brothers, Inc.) (b)(f)	42,900	42,900
TRAN 5% 10/4/01	6,550	6,562
Sacramento County Hsg. Auth. Multi-family Hsg. Rev.:
(Oak Valley Proj.) Series 2001 D, 1.87%, LOC Fannie Mae, VRDN (b)(e)	4,000	4,000
Series 2001 A, 1.8%, LOC Fannie Mae, VRDN (b)	6,900	6,900
Sacramento County Sanitation District Fing. Auth. Rev. Participating VRDN Series RobIns 15, 1.81% (Liquidity Facility Bank of New York NA) (b)(f)	11,145	11,145
Sacramento Hsg. Auth. Multi-family (Countrywood Village Apts. Proj.) Series F, 1.95%, LOC Fannie Mae, VRDN (b)(e)	8,225	8,225
San Bernardino County Indl. Dev. Auth. Rev. (NRI, Inc. Proj.) 1.95%, LOC California Teachers Retirement Sys., VRDN (b)(e)	1,240	1,240
San Diego County & School District TRAN:
Series C, 6% 10/4/01	12,100	12,130
3.5% 6/28/02	20,885	21,027
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series A, 2.75% 9/11/01, CP	3,100	3,100
San Diego Indl. Dev. Rev. Participating VRDN:
Series FRRI 00 L1, 2.2% (Liquidity Facility Lehman Brothers, Inc.) (b)(f)	19,200	19,200
Series FRRI 00 L2, 2.2% (Liquidity Facility Lehman Brothers, Inc.) (b)(f)	9,980	9,980
Series FRRI 01 L2, 2.2% (Liquidity Facility Lehman Brothers, Inc.) (b)(f)	2,950	2,950
Series PA 626, 2.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	7,295	7,295
San Diego Unified School District:
Participating VRDN Series PA 00 804R, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	8,580	8,580
TRAN 5.25% 10/4/01	2,000	2,004
San Francisco Arpt. Commission Int'l. Arpt. Rev. Participating VRDN Series BS 01 136, 2.45% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(e)(f)	6,400	6,400
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 1997 A:
2.65% 9/11/01, LOC Societe Generale, CP (e)	$ 10,275	$ 10,275
2.75% 9/10/01, LOC Societe Generale, CP (e)	23,000	23,000
San Francisco City & County Pub. Util. Commission Wtr. Rev. 2.85% 9/11/01, LOC Bayerische Landesbank Girozentrale, LOC State Street Bank & Trust Co., CP	8,200	8,200
San Francisco Redev. Agcy. Multi-family Hsg. Rev. (Bayside Village Aprts. Proj.) 1.84%, LOC Bank One, Arizona NA, VRDN (b)	6,600	6,600
San Jose Multiple-family Hsg. Rev. (Carlton Plaza Proj.) Series 1998 A, 2.3%, LOC Commerzbank AG, VRDN (b)(e)	4,000	4,000
Santa Barbara County Gen. Oblig. TRAN 5.25% 10/2/01	9,800	9,812
Santa Barbara County Schools Fing. Auth. TRAN 3.25% 6/28/02	7,700	7,735
Santa Clara Unified School District TRAN 3.5% 7/2/02	12,000	12,087
Santa Clara Valley Wtr. District Ctfs. of Prtn. Participating VRDN Series Merlots 00 MM, 1.96% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(f)	14,530	14,530
Santa Cruz Indl. Dev. Auth. Rev. (Santa Cruz-Wilson Entities Ltd. Proj.) Series 1993, 1.95%, LOC California Teachers Retirement Sys., VRDN (b)(e)	2,400	2,400
Santa Rosa Multiple-family Hsg. Rev. (Quail Run Apts./Santa Rosa Hsg. Partners Proj.) Series 1997 A, 1.95%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	1,750	1,750
Southern California Home Fing. Auth. Single Family Rev. Bonds Series 2001 A3, 2.55% 7/15/02 (a)(e)	14,530	14,530
Stanislaus County Gen. Oblig. TRAN 4.25% 11/14/01	2,000	2,005
Stanislaus County Office of Ed. TRAN 3.5% 7/16/02	12,800	12,894
Univ. of California Revs.:
Participating VRDN:
Series Merlots 97 G, 1.96% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(f)	13,430	13,430
Series MSDW 00 480, 1.8% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(f)	7,740	7,740
Series A, 2.6% 10/9/01, CP	15,500	15,500
Vallejo Unified School District TRAN 4.5% 10/24/01	8,000	8,008
Ventura County Gen. Oblig. Participating VRDN Series FRRI 01 L24, 1.8% (Liquidity Facility Lehman Brothers, Inc.) (b)(f)	54,900	54,900
		1,943,448
Guam - 0.3%
Guam Pwr. Auth. Rev. Participating VRDN Series PA 531, 1.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,940	5,940
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Puerto Rico - 4.2%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
Series Merlots 00 EE, 1.91% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(f)	$ 10,675	$ 10,675
Series MSDW 00 312, 1.85% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(f)	11,420	11,420
Series PT 1226, 1.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,000	4,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev. Participating VRDN 1.91% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(f)	3,500	3,500
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN Series 2000 A15, 1.91% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(f)	17,395	17,395
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series MSDW 00 482, 1.8% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(f)	4,100	4,100
Series SGA 44, 1.75% (Liquidity Facility Societe Generale) (b)(f)	4,900	4,900
Puerto Rico Infrastructure Fing. Auth.:
Bonds Series AAB 00 17, 3.2%, tender 10/24/01 (Liquidity Facility ABN-AMRO Bank NV) (b)(f)(g)	17,000	17,000
Participating VRDN Series BS 00 106, 1.75% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)(g)	19,995	19,995
		92,985
	Shares
Other - 2.9%
Fidelity Municipal Cash Central Fund, 2.44% (c)(d)	64,008,000	64,008
TOTAL INVESTMENT PORTFOLIO - 96.4%		2,106,381
NET OTHER ASSETS - 3.6%		77,574
NET ASSETS - 100%		$ 2,183,955
Total Cost for Income Tax Purposes $ 2,106,381
Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(d) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Puerto Rico Infrastructure Fing. Auth. Bonds Series AAB 00 17, 3.2%, tender 10/24/01 (Liquidity Facility ABN-AMRO Bank NV)	10/26/00 - 4/25/01	$ 17,000
Puerto Rico Infrastructure Fing. Auth. Participating VRDN Series BS 00 106, 1.75% (Liquidity Facility Bear Stearns Companies, Inc.)	12/13/00	$ 19,995
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $36,995,000 or 1.7% of net assets.

Income Tax Information

At February 28, 2001, the fund had a capital loss carryforward of approximately $159,000 of which $114,000, $7,000, $18,000 and $20,000 will expire on February 28, 2003, 2005, 2006 and 2007, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity California Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2001
Assets
Investment in securities, at value - See accompanying schedule		$ 2,106,381
Cash		54,758
Receivable for investments sold		74,264
Receivable for fund shares sold		24,825
Interest receivable		11,097
Other receivables		158
Prepaid expenses		21
Total assets		2,271,504
Liabilities
Payable for investments purchased Regular delivery	$ 72,066
Delayed delivery	14,530
Accrued management fee	694
Other payables and accrued expenses	259
Total liabilities		87,549
Net Assets		$ 2,183,955
Net Assets consist of:
Paid in capital		$ 2,184,047
Accumulated net realized gain (loss) on investments		(92)
Net Assets, for 2,184,068 shares outstanding		$ 2,183,955
Net Asset Value, offering price and redemption price per share ($2,183,955 ÷ 2,184,068 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity California Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended August 31, 2001 (Unaudited)
Investment Income Interest		$ 31,761
Expenses
Management fee	$ 4,110
Transfer agent fees	1,310
Accounting fees and expenses	115
Non-interested trustees' compensation	4
Custodian fees and expenses	18
Registration fees	21
Audit	20
Legal	8
Reports to shareholders	91
Miscellaneous	68
Total expenses before reductions	5,765
Expense reductions	(484)	5,281
Net investment income		26,480
Net Realized Gain (Loss) on Investments		68
Net increase in net assets resulting from operations		$ 26,548

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity California Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2001 (Unaudited)	Year ended February 28, 2001
Increase (Decrease) in Net Assets
Operations Net investment income	$ 26,480	$ 66,214
Net realized gain (loss)	68	201
Net increase (decrease) in net assets resulting from operations	26,548	66,415
Distributions to shareholders from net investment income	(26,480)	(66,214)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	3,433,538	8,847,977
Reinvestment of distributions from net investment income	26,289	64,880
Cost of shares redeemed	(3,461,984)	(8,574,136)
Net increase (decrease) in net assets and shares resulting from share transactions	(2,157)	338,721
Total increase (decrease) in net assets	(2,089)	338,922
Net Assets
Beginning of period	2,186,044	1,847,122
End of period	$ 2,183,955	$ 2,186,044

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2001	Years ended February 28,
	(Unaudited)	2001	2000 E	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations Net investment income	.012	.032	.027	.027	.030	.029
Less Distributions
From net investment income	(.012)	(.032)	(.027)	(.027)	(.030)	(.029)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	1.23%	3.29%	2.69%	2.71%	3.07%	2.90%
Ratios to Average Net Assets
Expenses before expense reductions	.53% A	.53%	.56%	.59%	.62%	.62%
Expenses net of voluntary waivers, if any	.53% A	.53%	.56%	.59%	.62%	.62%
Expenses net of all reductions	.48% A, D	.52% D	.56%	.59%	.61% D	.61% D
Net investment income	2.41% A	3.24%	2.67%	2.66%	3.02%	2.86%
Supplemental Data
Net assets, end of period (in millions)	$ 2,184	$ 2,186	$ 1,847	$ 1,354	$ 976	$ 820

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

E For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Spartan California Municipal Income Fund (the income fund) is a fund of Fidelity ® California Municipal Trust. Spartan California Municipal Money Market Fund and Fidelity California Municipal Money Market Fund (the money market funds) are funds of Fidelity California Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity California Municipal Trust and Fidelity California Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. Each fund may be affected by economic and political developments in the state of California. The following summarizes the significant accounting policies of the income fund and the money market funds:

Security Valuation.

Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. In addition, investments in open-end investment companies are valued at their net asset value each business day. The following summarizes the security valuation policies of the funds.

Income Fund. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

Money Market Funds. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes all of its taxable income for the fiscal year. The schedules of investments include information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures transactions, market discount, capital loss carryforwards and losses deferred due to futures and excise tax regulations. The income fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective March 1, 2001, the income fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $1,038,000 increase to the cost of securities held and a corresponding increase to accumulated net undistributed realized gain (loss), based on securities held by the fund on March 1, 2001.

The effect of this change during the period, was to increase net investment income by $255,000, decrease net unrealized appreciation/depreciation by $251,000, and decrease net realized gain (loss) by $4,000. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the Spartan California Municipal Income Fund's and Fidelity California Municipal Money Market Fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

management fee. For the period, the management fees were equivalent to the following annualized rates expressed as a percentage of average net assets.

Spartan California Municipal Income Fund	.38%
Fidelity California Municipal Money Market Fund	.38%

As Spartan California Municipal Money Market Fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .50% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees. Effective October 31, 2001, FMR agreed to reduce Spartan California Municipal Money Market Fund's annual management fee rate from .50% to .43% of the fund's average net assets.

FMR also bears the cost of providing shareholder services to Spartan California Municipal Money Market Fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $3,000 for the period.

Sub-Adviser Fee. As each fund's investment sub-adviser, Fidelity Investments Money Management, Inc.(FIMM), an affiliate of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Transfer Agent and Accounting Fees. Citibank, N.A.(Citibank) is the custodian, transfer agent and shareholder servicing agent for the income fund and Fidelity California Municipal Money Market Fund. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Spartan California Municipal Income Fund	.07%
Fidelity California Municipal Money Market Fund	.12%

Fidelity Municipal Cash Central Fund. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds may invest in the Fidelity Municipal Cash Central Fund (the Cash Fund) managed by FIMM, an affiliate of FMR.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Fidelity Municipal Cash Central Fund - continued

The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. The Cash Fund does not pay a management fee. Income distributions from the Cash Fund are declared daily and paid monthly from net investment income. Income distributions earned by the funds are recorded as interest income in the accompanying financial statements.

Money Market Insurance. Pursuant to an Exemptive Order issued by the SEC, the money market funds, along with other money market funds advised by FMR or its affiliates, have entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. Each fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. Fidelity California Municipal Money Market Fund pays premiums to FIDFUNDS on a calendar year basis, which are amortized over one year. FMR has borne the cost of Spartan California Municipal Money Market Fund's premium payable to FIDFUNDS.

5. Expense Reductions.

Through arrangements with the income fund's and Fidelity California Municipal Money Market Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction

Spartan California Municipal Income Fund	$ 11,000	$ 375,000	$ 83,000
Fidelity California Municipal Money Market Fund	18,000	466,000	0

In addition, through an arrangement with the Spartan California Municipal Money Market Fund's custodian and transfer agent, $194,000 of credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. Effective October 25, 2001, FMR agreed to reimburse the Spartan California Municipal Money Market Fund and Fidelity California Municipal Money Market Fund to the extent operating expenses exceeded .35% and .53% of average net assets, respectively. Some expenses, for example interest expense, will be excluded from this reimbursement.

Semiannual Report

Proxy Voting Results

A special meeting of Fidelity California Municipal Money Market Fund's and Spartan California Municipal Money Market Fund's shareholders was held on July 18, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VII, Section 7.04 of the Trust Instrument.*
	# of Votes Cast	% of Votes Cast
Affirmative	1,505,766,565.28	92.012
Against	35,118,766.34	2.146
Abstain	95,600,946.26	5.842
TOTAL	1,636,486,277.88	100.000
Broker Non-Votes	89,580.00
PROPOSAL 2
To authorize the Trustees to adopt an amended and restated Trust Instrument.*
	# of Votes Cast	% of Votes Cast
Affirmative	1,484,037,389.85	90.684
Against	56,683,310.82	3.464
Abstain	95,765,577.21	5.852
TOTAL	1,636,486,277.88	100.000
Broker Non-Votes	89,580.00
PROPOSAL 3
To elect the fourteen nominees specified below as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	1,575,739,058.23	96.283
Withheld	60,836,799.65	3.717
TOTAL	1,636,575,857.88	100.000
Ralph F. Cox
Affirmative	1,575,447,688.33	96.265
Withheld	61,128,169.55	3.735
TOTAL	1,636,575,857.88	100.000
	# of Votes Cast	% of Votes Cast
Phyllis Burke Davis
Affirmative	1,573,770,007.55	96.162
Withheld	62,805,850.33	3.838
TOTAL	1,636,575,857.88	100.000
Robert M. Gates
Affirmative	1,575,407,087.29	96.262
Withheld	61,168,770.59	3.738
TOTAL	1,636,575,857.88	100.000
Abigail P. Johnson
Affirmative	1,572,066,990.18	96.058
Withheld	64,508,867.70	3.942
TOTAL	1,636,575,857.88	100.000
Edward C. Johnson 3d
Affirmative	1,572,286,094.08	96.072
Withheld	64,289,763.80	3.928
TOTAL	1,636,575,857.88	100.000
Donald J. Kirk
Affirmative	1,574,686,667.52	96.218
Withheld	61,889,190.36	3.782
TOTAL	1,636,575,857.88	100.000
Marie L. Knowles
Affirmative	1,576,128,641.23	96.306
Withheld	60,447,216.65	3.694
TOTAL	1,636,575,857.88	100.000
Ned C. Lautenbach
Affirmative	1,574,961,214.73	96.235
Withheld	61,614,643.15	3.765
TOTAL	1,636,575,857.88	100.000
Peter S. Lynch
Affirmative	1,575,217,519.71	96.251
Withheld	61,358,338.17	3.749
TOTAL	1,636,575,857.88	100.000
	# of Votes Cast	% of Votes Cast
Marvin L. Mann
Affirmative	1,575,163,822.84	96.248
Withheld	61,412,035.04	3.752
TOTAL	1,636,575,857.88	100.000
William O. McCoy
Affirmative	1,574,549,714.13	96.210
Withheld	62,026,143.75	3.790
TOTAL	1,636,575,857.88	100.000
Robert C. Pozen
Affirmative	1,575,578,385.61	96.273
Withheld	60,997,472.27	3.727
TOTAL	1,636,575,857.88	100.000
William S. Stavropoulos
Affirmative	1,574,714,859.11	96.220
Withheld	61,860,998.77	3.780
TOTAL	1,636,575,857.88	100.000
PROPOSAL 4
To approve an amended contract for Fidelity California Municipal Money Market Fund.
	# of Votes Cast	% of Votes Cast
Affirmative	967,613,293.91	91.468
Against	28,686,962.87	2.712
Abstain	61,564,992.83	5.820
TOTAL	1,057,865,249.61	100.000
PROPOSAL 5
To approve an amended contract for Spartan California Municipal Money Market Fund.
	# of Votes Cast	% of Votes Cast
Affirmative	523,445,321.72	90.450
Against	19,594,760.16	3.386
Abstain	35,670,526.40	6.164
TOTAL	578,710,608.28	100.000
PROPOSAL 6
To modify Fidelity California Municipal Money Market Fund's fundamental 80% investment policy.
	# of Votes Cast	% of Votes Cast
Affirmative	945,955,812.62	89.428
Against	41,665,441.24	3.939
Abstain	70,164,207.75	6.633
TOTAL	1,057,785,461.61	100.000
PROPOSAL 7
To modify Spartan California Municipal Money Market Fund's fundamental 80% investment policy.
	# of Votes Cast	% of Votes Cast
Affirmative	520,690,238.09	89.976
Against	21,080,746.90	3.642
Abstain	36,929,831.29	6.382
TOTAL	578,700,816.28	100.000
Broker Non-Votes	9,792.00
PROPOSAL 8
To eliminate a fundamental investment policy of Spartan California Municipal Money Market Fund.
	# of Votes Cast	% of Votes Cast
Affirmative	512,681,402.80	88.592
Against	27,732,719.54	4.792
Abstain	38,286,693.94	6.616
TOTAL	578,700,816.28	100.000
Broker Non-Votes	9,792.00
PROPOSAL 9
To amend Fidelity California Municipal Money Market Fund's fundamental investment limitation concerning lending.
	# of Votes Cast	% of Votes Cast
Affirmative	945,064,858.53	89.344
Against	46,677,063.17	4.412
Abstain	66,043,539.91	6.244
TOTAL	1,057,785,461.61	100.000
Broker Non-Votes	79,788.00
PROPOSAL 9
To amend Spartan California Municipal Money Market Fund's fundamental investment limitation concerning lending.
	# of Votes Cast	% of Votes Cast
Affirmative	512,057,555.39	88.484
Against	29,119,957.66	5.032
Abstain	37,523,303.23	6.484
TOTAL	578,700,816.28	100.000
Broker Non-Votes	9,792.00
PROPOSAL 10
To amend Fidelity California Municipal Money Market Fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	944,874,715.09	89.326
Against	46,175,422.20	4.365
Abstain	66,735,324.32	6.309
TOTAL	1,057,785,461.61	100.000
Broker Non-Votes	79,788.00
PROPOSAL 10
To amend Spartan California Municipal Money Market Fund's fundamental investment limitation concerning lending.
	# of Votes Cast	% of Votes Cast
Affirmative	514,014,684.51	88.822
Against	26,280,730.01	4.542
Abstain	38,405,401.76	6.636
TOTAL	578,700,816.28	100.000
Broker Non-Votes	9,792.00

*Denotes trust-wide proposals and voting results.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

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Fidelity Automated
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1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

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Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

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Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Boyce I. Greer, Vice President -
Money Market Funds

Dwight D. Churchill, Vice President

David L. Murphy, Vice President -
Income Fund

Norman U. Lind, Vice President -
Money Market Funds

Christine J. Thompson, Vice President -
Income Fund

Stanley N. Griffith, Assistant Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

William S. Stavropoulos * - For funds of Fidelity California Municipal Trust II

* Independent trustees

Advisory Board

Robert C. Pozen

William S. Stavropoulos - For the fund of Fidelity California Municipal Trust

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

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and Account Assistance 1-800-544-6666

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Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

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